                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-21118

                      (Investment Company Act File Number)

                           Golden Oak Family of Funds

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 1/31/04

               Date of Reporting Period: Fiscal Year Ended 1/31/04

Item 1.     Reports to Stockholders

[Logo of Golden Oak Family of Funds]

ANNUAL REPORT

INSTITUTIONAL SHARES

AND CLASS A SHARES

JANUARY 31, 2004

MANAGERS' DISCUSSION OF FUND PERFORMANCE

Golden Oak® Growth Portfolio

Fiscal Year Ended January 31, 2004

Equity investors were handsomely rewarded during the 12 months ended January 31, 2004, as key market indices posted sharp gains. The Russell 1000 Growth Index, a barometer of large-capitalization, U.S. growth stocks, advanced 35.70%.1 The Growth Portfolio rose 33.18% (Class IS Shares at Net Asset Value (NAV)) and 32.84% (Class A Shares, at NAV) for the fiscal year ended January 31, 2004.2

Early in the reporting period, equity prices were weak amid impending military conflict with Iraq and disappointing fourth quarter 2002 corporate profits reported in January and February. Following the mid-March start of the Iraqi war, however, investors became optimistic that the conflict would be swiftly resolved. In response, they bid stock prices higher.

From then on, the fiscal year was characterized by improving investor sentiment driven by positive news on policy, the economy and earnings. The government passed a $350-billion tax cut package in May, the third largest in history. In June, the Federal Reserve Board reduced interest rates to their lowest level in more than 40 years. GDP grew at a robust 8.2% annual rate in the third quarter of 2003 - a pace unseen since early 1984 - as tax cuts and low interest rates fueled consumer and business spending. 2004 began with an earnings season that was on track to be the best since the third quarter of 1993, the peak quarter for profits coming out of the early 90s recession.

Reviewing the Growth Portfolio's performance during the reporting period, holdings in all sectors of investment registered gains, led by commercial/industrial and utilities names. Relative to the Russell 1000 Growth Index, a number of factors both helped and hurt performance. For example, stock selection among technology, producers/manufacturing and consumer non-durables companies was unfavorable. On the plus side, issue selection in the commercial/industrial, consumer services and insurance sectors benefited relative results. Top-performing positions included General Electric, Amazon.com and Progressive, a property-casualty insurer.

(1) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged, and investments cannot be made in an index.

(2) Performance quoted is based on NAV, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return, based on offering price (i.e. less any applicable sales charge) for the Class A Shares was 25.23%.

Golden Oak® Growth Portfolio

Institutional Shares
Growth of a $10,000 Investment†

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak® Growth Portfolio (Institutional Shares) (the "Fund") from January 31, 1994 to January 31, 2004 compared to the Russell 1000 Growth Index (RUS1G)1,2 and the Lipper Large Cap Growth Average (LLCGA).1,2

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2004

1 Year	33.18%
5 Years	(5.05)%
10 Years	7.48%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS1G and LLCGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

(2) The RUS1G is not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged. The LLCGA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

† Golden Oak® Growth Portfolio is the successor to the Golden Oak® Growth Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

Golden Oak® Growth Portfolio

Class A Shares
Growth of a $10,000 Investment†

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak® Growth Portfolio (Class A Shares) (the "Fund") from January 31, 1994 to January 31, 2004 compared to the Russell 1000 Growth Index (RUS1G),1,2 and the Lipper Large Cap Growth Average (LLCGA).1,2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE PERIOD ENDED JANUARY 31, 2004

1 Year	25.23%
5 Years	(6.44)%
10 Years	6.52%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS1G and LLCGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

(2) The RUS1G is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged. The LLCGA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

(3) Total returns quoted reflect all applicable sales charges.

† Golden Oak® Growth Portfolio is the successor to the Golden Oak® Growth Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

MANAGERS' DISCUSSION OF FUND PERFORMANCE

Golden Oak® Value Portfolio

Economic Strength Continues

The months leading up to January 31, 2004 have confirmed the sustainability of the economic recovery. Records are now being set again for good news from virtually every economic indicator. Retail, auto and home sales continued their powerful advances amid a low-interest rate, low-inflation environment. In addition, manufacturing is finally posting the most positive data in 20 years and employment is stable. These areas are historically the slowest to confirm economic recovery.

10,000 in 2003

As the Dow Jones Industrials Average steadily held above the 10,000 level in 2000, investors believed they would never look back. Shortly thereafter, the "shallow recession" and painful downward slide in equity markets began, providing a stark reminder of the cyclical nature of economics and investment returns. The Dow finally regained the 10,000 mark on December 11, 2003 and traded consistently above that in January.

The highly-anticipated reversal to positive absolute returns has rewarded those who persevered for the long term. For the year, small cap stocks posted the best returns, and value outperformed growth. The Russell 1000 Value Index closed the year up 35.60%1 Information Technology led with a return of 64.5%, followed by Financials at 40.1%. Telecommunication Services and Healthcare lagged with returns of 12.6% and 18.4%, respectively.

Portfolio Attribution

The Golden Oak® Value Portfolio provided strong absolute and relative performance for the year. Superior stock selection resulted in outperformance in the Healthcare and Information Technology sectors, but lagged in Industrials and Energy. Additionally the Value Portfolio was overweighted in Information Technology, further contributing to performance, although an overweight position in Healthcare detracted from relative performance. Our strongest relative returns came from several industries, including electrical equipment, aircraft manufacturing, industrial components and pharmaceuticals.

The Value Portfolio was also overweighted in companies with positive earnings surprises, upward estimate revisions and low relative yields, all factors that were rewarded with excellent returns.

(1) The Russell 1000 Value Index is an unmanaged index that measures the performance of the 1000 largest of the 3000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. Investments cannot be made in an index.

Golden Oak® Value Portfolio

Institutional Shares
Growth of a $10,000 Investment†

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak® Value Portfolio (Institutional Shares) (the "Fund") from January 31, 19942 to January 31, 2004 compared to the Russell 1000 Value Index (RUS1V),1 the Lipper Growth & Income Funds Index (LGIF),1 the Lipper Growth & Income Funds Average (LGIFA),1,3 and the Lipper Large Cap Funds Average (LLCVFA).1,3

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
1/31/1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
1/31/2004
$30,128
$24,491
$24,003
$22,725
$18,241
Golden Oak® Value Portfolio IS Shares
RUS1V
LGIF
LLCVFA
LGIFA

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2004

1 Year	36.52%
5 Years	2.83%
10 Years	9.80%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund's performance assumes the investment of all dividends and distributions. The RUS1V, LGIF, LGIFA and the LLCVFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and averages. The RUS1V and the LGIF are not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and averages are unmanaged.

(2) Performance for the period prior to June 23, 1997, when the Golden Oak® Value Portfolio of the Arbor Funds began operating as a registered mutual fund, represents performance for the Adviser's similarly managed predecessor common trust fund. This past performance has been adjusted to reflect fees and expenses for the Fund. The Adviser's common trust fund was not a registered mutual fund under the 1940 Act and therefore was not subject to the same investment and tax restrictions. If it had been, the common trust fund's performance might have been lower.

(3) The LGIFA and the LLCVFA represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

† Golden Oak® Value Portfolio is the successor to the Golden Oak® Value Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

Golden Oak® Value Portfolio

Class A Shares
Growth of a $10,000 Investment†

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak® Value Portfolio (Class A Shares) (the "Fund") from January 31, 19942 to January 31, 2004 compared to the Russell 1000 Value Index (RUS1V),1 the Lipper Growth & Income Funds Index (LGIF),1 the Lipper Growth & Income Funds Average (LGIFA),1,3 and the Lipper Large Cap Funds Average (LLCVFA).1,3

$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
1/31/1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
1/31/2004
$30,128
$24,491
$23,275
$22,725
$18,241
Golden Oak® Value Portfolio A Shares
RUS1V
LGIF
LLCVFA
LGIFA

AVERAGE ANNUAL TOTAL RETURNS4 FOR THE PERIOD ENDED JANUARY 31, 2004

1 Year	28.20%
5 Years	1.34%
10 Years	8.82%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS1V, LGIF, LGIFA, and the LLCVFA have been adjusted to reflect reinvestment of dividends on securities in the index and averages. The RUS1V and the LGIF are not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and averages are unmanaged.

(2) Performance for the period prior to June 23, 1997, when the Golden Oak® Value Portfolio of the Arbor Funds began operating as a registered mutual fund, represents performance for the Adviser's similarly managed predecessor common trust fund. This past performance has been adjusted to reflect fees and expenses for the Fund. The Adviser's common trust fund was not a registered mutual fund under the 1940 Act and therefore was not subject to the same investment and tax restrictions. If it had been, the common trust fund's performance might have been lower.

(3) The LGIFA and the LLCVFA represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

(4) Total returns quoted reflect all applicable sales charges.

† Golden Oak® Value Portfolio is the successor to the Golden Oak® Value Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

MANAGERS' DISCUSSION OF FUND PERFORMANCE

Golden Oak® Small Cap Value Portfolio

Economic Strength Continues

The months leading up to January 31, 2004 have confirmed the sustainability of the economic recovery. Records are now being set again for good news from virtually every economic indicator. Retail, auto and home sales continued their powerful advances amid a low-interest rate, low-inflation environment. In addition, manufacturing is finally posting the most positive data in 20 years and employment is stable. These areas are historically the slowest to confirm economic recovery.

10,000 in 2003

As the Dow Jones Industrials Average steadily held above the 10,000 level in 2000, investors believed they would never look back. Shortly thereafter, the "shallow recession" and painful downward slide in equity markets began, providing a stark reminder of the cyclical nature of economics and investment returns. The Dow finally regained the 10,000 mark on December 11, 2003 and traded consistently above that in January.

The highly-anticipated reversal to positive absolute returns has rewarded those who persevered for the long term. For the year, small cap stocks posted the best returns, and value outperformed growth. The Russell 2000 Value Index closed the year up 55.45%1 Information Technology, Telecommunication Services and Healthcare provided returns just shy of 100%, while Utilities, Consumer Staples and Energy were considered laggards in the 35-45% range.

Portfolio Attribution

The Small Cap Value Portfolio provided excellent absolute returns for the year, but relative performance was below the benchmark, primarily due to the strength of the speculative rally during the second and third quarters. Strong stock selection and overweighted positions provided outperformance in the Consumer Discretionary and Information Technology sectors, but lagged in Financials and Healthcare . Additionally, the Small Cap Value Portfolio was underweighted in Financials and Utilities, further contributing to performance. Our strongest relative returns came from several industries, including specialty retail and apparel, communications equipment, leisure products, and construction and engineering.

The Small Cap Value Portfolio was overweighted in attractively valued stocks and underweighted in companies with insufficient funds to cover interest payments on debt, both factors that contributed positively to relative returns. However, the outperformance of low-quality, low-price stocks and microcaps dominated the year, and although the magnitude of their higher returns has diminished, our underweight in these attributes caused our returns to lag the benchmark.

(1) The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investments cannot be made in an index.

Golden Oak® Small Cap Value Portfolio

Institutional Shares
Growth of a $10,000 Investment†

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak® Small Cap Value Portfolio (Institutional Shares) (the "Fund") from September 1, 1999 (start of performance) to January 31, 2004 compared to the Russell 2000 Value Index (RUS2V),1,2 and the Lipper Small Cap Value Average (LSCVA).1,3

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2004

1 Year	47.86%
Start of Performance (9/1/1999)	16.13%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS2V and LSCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

(2) The RUS2V is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

(3) The LSCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

† Golden Oak® Small Cap Value Portfolio is the successor to the Golden Oak® Small Cap Value Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

Golden Oak® Small Cap Value Portfolio

Class A Shares
Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak® Small Cap Value Portfolio (Class A Shares) (the "Fund") from September 1, 1999 (start of performance) to January 31, 2004 compared to the Russell 2000 Value Index (RUS2V),1,2 and the Lipper Small Cap Value Average (LSCVA).1,3

AVERAGE ANNUAL TOTAL RETURN4 FOR THE PERIOD ENDED JANUARY 31, 2004

1 Year	39.14%
Start of Performance (9/1/1999)	14.29%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund's Class A Shares performance assumes the reinvestment of all dividends and distributions. The RUS2V and LSCVA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

(2) The RUS2V is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

(3) The LSCVA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

(4) Total returns quoted reflect all applicable sales charges.

† Golden Oak® Small Cap Value Portfolio is the successor to the Golden Oak® Small Cap Value Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

ANNUAL REPORT COMMENTARY

Golden Oak® International Equity Portfolio

Most indicators during 2003 pointed to an inexorable strengthening in global economic activity. Looking back, however, the recovery can hardly be characterized as well balanced or synchronous. Data for the third and fourth quarters illustrates that the U.S. is firmly in the vanguard of the global recovery with the rest of the developed world struggling along in its wake.1 In particular, U.S. GDP growth of 8% and 4% in the third and fourth quarters, respectively was four times faster than that enjoyed in the Euro-zone and also well above that registered by Japan.

More recent data points from December offer some indications that economies in the rest of the world may be heating up, but the evidence remains far from unequivocal. In Germany, the ZEW index of leading indicators surged to a three year high of 73.4 during the fourth quarter while in France, the equivalent INSEE survey also registered steady gains. Thanks to rising government spending and an ostensible bubble in consumer credit and residential housing, the U.K. economy also remained relatively robust. So strong in fact that the Bank of England began a pre-emptive tightening of monetary policy.

Asian economies have been impressive of late. This is in part due to currency movements that have been less deleterious to economic activity than in the Euro-zone thanks to large-scale intervention. It seems that the ingrained mercantilist attitude of most Asian governments to the management of economic affairs is having a beneficial impact. The latest numbers on Japanese retail sales and industrial production suggest a pace of growth that hasn't been seen in years. Importantly, China is also proving to be a magnet for the Japanese exporting sector where growth rates towards the end of the year were up to 30%. China continues to be the focus in the developing world with industrial output growing in the high teens for most of the year and investment spending rising by around a third.

In this environment of global economic expansion, international stocks flourished with the MSCI EAFE Index2 gaining nearly 44% in U.S. dollar terms for the 12 months ended January 31, 2004. In doing so, the index handily outpaced the return of the MSCI U.S. Index by approximately 1,000 basis points. The major regional blocs (Europe, the Far East and Japan) produced similar returns to the broad EAFE index and emerging markets (+61%) once again outpaced the EAFE index as well with Thailand (+101%), Brazil (+111%) and Russia (+95%) leading the pack. All industrial sectors made good ground over the year but the returns were rather widely distributed with a collection of economically sensitive and high beta sectors including information technology (+63%), capital goods (+61%) and banks (+57%) posting the biggest gains. The worst performing sectors were the predictable safe havens of healthcare and consumer staples.

As this bullish period for markets matured, some of the fundamental factors, which had demonstrably failed to add any value throughout most of the year, finally began to have a positive influence. In particular, investors once again began considering earnings revisions in making their investment decisions and the market as a whole is broadening out in its preferences. Overall, there were more positive earnings surprises than negative during the year and the ratio of forecast earnings upgrades to downgrades currently stands at multi-year highs. This is normally a good lead indicator for market leadership changing from high-beta and cyclicality to financial stability and growth.

The International Equity Portfolio rose by 41.10% (Class IS Shares, at NAV) and 40.78% (Class A Shares, at NAV) in the fiscal year ended January 31, 2004, lagging the 46.70% return of the benchmark MSCI EAFE Index.3 Asset allocation decisions had a positive impact on performance during the year with our increased allocation to small capitalization stocks bearing some fruit. The entire shortfall in performance versus the benchmark for the year can be attributed to stock selection. As mentioned above, throughout most of the year, the usual drivers of stock returns including earning growth, return on capital and financial stability were somewhat overlooked by investors who instead favored more speculative, riskier names. The International Equity Portfolio lagged during this "high-beta rally" as we continued to focus on the traditional fundamental stock selection factors including tangible earnings growth and solid company management. We note that by the fourth quarter of 2003, these transitory style extremes began to wane and a more normal stock selection environment started to evolve.

(1) International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

(2) The MSCI EAFE Index is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without charge, into regional MSCI indices. EAFE performance date is calculated in U.S. dollars and is local currency. Investments cannot be made in the index.

(3) Performance quoted is based on NAV, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return based on offering price (i.e., less any applicable sales charge) for the Class A Shares was 32.69%.

Golden Oak® International Equity Portfolio

Institutional Shares
Growth of a $10,000 Investment†

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak® International Equity Portfolio (Institutional Shares) (the "Fund") from July 10, 2000 (start of performance) to January 31, 2004 compared to the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE),1,2 and the Lipper International Average (LIA).1,2

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JANUARY 31, 2004

1 Year	41.10%
Start of Performance (7/10/2000)	(6.14)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI EAFE and LIA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

(2) The MSCI EAFE is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged. The LIA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

† Golden Oak® International Equity Portfolio is the successor to the Golden Oak® International Equity Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

Golden Oak® International Equity Portfolio

Class A Shares
Growth of a $10,000 Investment†

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak® International Equity Portfolio (Class A Shares) (the "Fund") from July 10, 2000 (start of performance) to January 31, 2004, compared to the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE)1,2 and the Lipper International Average (LIA).1,2

AVERAGE ANNUAL TOTAL RETURNS3 FOR THE PERIOD ENDED JANUARY 31, 2004

1 Year	32.69%
Start of Performance (7/10/2000)	(7.91)%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charge = $9,425). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI EAFE and LIA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

(2) The MSCI EAFE is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged. The LIA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

(3) Total returns quoted reflect all applicable sales charges.

† Golden Oak® International Equity Portfolio is the successor to the Golden Oak® International Equity Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

MANAGERS' DISCUSSION OF FUND PERFORMANCE

Golden Oak® Intermediate-Term Income Portfolio

The Intermediate-Term Income Portfolio returned 5.77% (Class IS Shares, at NAV) and 5.50% (Class A Shares, at NAV) for the year ended January 31, 2004.1 Performance exceeded both the benchmark Lehman Brothers Aggregate Bond Index2 at 4.85% and the Lipper Intermediate Investment Grade Debt Average at 5.15%.3 The Intermediate-Term Income Portfolio's overweighting in corporate bonds, underweighting in Treasury bonds and shorter than Index duration were the primary reasons for outperforming the Index.

2003 was a very good year for the U.S. economy and the financial markets. 2003 began with concerns over geo-political unrest which turned into reality when the war with Iraq began in March. A swift victory was followed by the ongoing efforts to establish an independent governing body. In general, markets reacted positively to these events. In addition, a third round of tax incentives, along with lower interest rates, encouraged the consumer to increase spending on homes and autos. By mid-year business spending for capital goods was on the rise. This was in response to improving corporate earnings and years of delaying capital projects.

The year ended with Gross Domestic Product (GDP) growing at a respectable 4.1% annual rate for the 4th Quarter, following an impressive 8.2% rate in the 3rd Quarter, and confirming that the combination of business and consumer spending was a truly powerful force. During that time core inflation was holding steady at around 1.5%.

(1) Performance quoted is based on NAV, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price (i.e. less any applicable sales charge), for Class A Shares was 0.74%.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the Lehman Brothers Government/Credit, Mortgage-Backed Securities Index and the Asset Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding Par value of at least $100 million.

(3) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

Golden Oak® Intermediate-Term Income Portfolio

Institutional Shares
Growth of a $10,000 Investment†

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak® Intermediate-Term Income Portfolio (Institutional Shares) (the "Fund") from January 31, 1994 to January 31, 2004 compared to the Lehman Brothers Aggregate Bond Index (LBAB)1,2 and the Lipper Intermediate Investment-Grade Debt Average (LIIGDA).1,3

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2004

1 Year	5.77%
5 Years	5.94%
10 Years	5.93%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

(2) The LBAB is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

(3) The LIIGDA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

† Golden Oak® Intermediate-Term Income Portfolio is the successor to the Golden Oak® Intermediate-Term Income Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

Golden Oak® Intermediate-Term Income Portfolio

Class A Shares
Growth of a $10,000 Investment†

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak® Intermediate-Term Income Portfolio (Class A Shares) (the "Fund") from January 31, 1994 to January 31, 2004 compared to the Lehman Brothers Aggregate Bond Index (LBAB)1,2 and the Lipper Intermediate Investment-Grade Debt Average (LIIGDA).1,3

AVERAGE ANNUAL TOTAL RETURN4 FOR THE PERIOD ENDED JANUARY 31, 2004

1 Year	0.74%
5 Years	4.72%
10 Years	5.18%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

(2) The LBAB is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

(3) The LIIGDA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

(4) Total returns quoted reflect all applicable sales charges.

†Golden Oak® Intermediate-Term Income Portfolio is the successor to the Golden Oak® Intermediate-Term Income Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

MANAGERS' DISCUSSION OF FUND PERFORMANCE

Golden Oak® Michigan Tax Free Bond Portfolio

For the 12 month period ended January 31, 2004, Institutional Shares of the Michigan Tax Free Bond Portfolio had a total return of 3.57% (Class IS Shares, at NAV) and 3.31% (Class A Shares, at NAV) as compared to the Merrill Lynch 1-12 Year Municipal Index (the "Index")1 6.03% total return.2 Our expectation was that a strong U.S. economic recovery would increase the risk of inflation and lead to higher interest rates. Therefore, the Portfolio's duration was positioned shorter than the Index.3 The Michigan Tax Free Bond Portfolio's performance should have been nearer to the Index as interest rates "see-sawed" their way up and down during the year before ending slightly higher at year-end. The rise in rates should have benefited the shorter duration Michigan Tax Free Bond Portfolio relative to the longer Index. However, the high demand and low supply of municipal bonds pushed prices of longer maturity munis higher, making them the best performer. Longer duration portfolios outperformed shorter portfolios at year-end. The Michigan Tax Free Bond Portfolio's duration remains shorter than the Index.

(1) The Merrill Lynch 1-12 year Municipal Index is an unmanaged index tracking municipal securities. The Index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

(2) Performance quoted is based on NAV, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period based on offering price (i.e. less any applicable sales charge), for Class A Shares was (1.36)%.

(3) Duration is a measure of security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Golden Oak® Michigan Tax Free Bond Portfolio

Institutional Shares
Growth of a $10,000 Investment†

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak® Michigan Tax Free Bond Portfolio (Institutional Shares) (the "Fund") from January 31, 19942 to January 31, 2004 compared to the Merrill Lynch 1-12 Year Municipal Index (ML1-12MI),1,3 the Lehman Brothers 3-10 Year Municipal Index (LB3-10MBI)1,3 and the Lipper Michigan Municipal Debt Funds Average (LMMDFA).1,4

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2004

1 Year	3.57%
5 Years	4.44%
10 Years	4.56%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-12MI, LB3-10MBI and LMMDFA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

(2) Performance for the period prior to June 23, 1997, when the Golden Oak® Value Portfolio of the Arbor Funds began operating as a registered mutual fund, represents performance for the Adviser's similarly managed predecessor common trust fund. This past performance has been adjusted to reflect fees and expenses for the Fund. The Adviser's common trust fund was not a registered mutual fund under the 1940 Act and therefore was not subject to the same investment and tax restrictions. If it had been, the common trust fund's performance might have been lower.

(3) The ML1-12MI and LB3-10MBI are not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

(4) The LMMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

† Golden Oak® Michigan Tax Free Bond Portfolio is the successor to the Golden Oak® Michigan Tax Free Bond Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

Golden Oak® Michigan Tax Free Bond Portfolio

Class A Shares
Growth of a $10,000 Investment†

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak® Michigan Tax Free Bond Portfolio (Class A Shares) (the "Fund") from January 31, 19942 to January 31, 2004 compared to the Merrill Lynch 1-12 Year Municipal Index (ML1-12MI),1,3 the Lehman Brothers 3-10 Year Municipal Index (LB3-10MBI)1,3 and the Lipper Michigan Municipal Debt Funds Average (LMMDFA).1,4

$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
$7,000
$5,000
1/31/1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
1/31/2004
$17,560
$17,227
$16,163
$14,582
Golden Oak® Michigan Tax Free Bond Portfolio A Shares
ML1-12MI
LB3-10MBI
LMMDFA

AVERAGE ANNUAL TOTAL RETURN5 FOR THE PERIOD ENDED JANUARY 31, 2004

1 Year	(1.36)%
5 Years	3.24%
10 Years	3.84%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-12MI, LB3-10MBI and LMMDFA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

(2) Performance for the period prior to June 23, 1997, when the Golden Oak® Value Portfolio of the Arbor Funds began operating as a registered mutual fund, represents performance for the Adviser's similarly managed predecessor common trust fund. This past performance has been adjusted to reflect fees and expenses for the Fund. The Adviser's common trust fund was not a registered mutual fund under the 1940 Act and therefore was not subject to the same investment and tax restrictions. If it had been, the common trust fund's performance might have been lower.

(3) The ML1-12MI and LB3-10MBI are not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

(4) The LMMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

(5) Total returns quoted reflect all applicable sales charges.

† Golden Oak® Michigan Tax Free Bond Portfolio is the successor to the Golden Oak® Michigan Tax Free Bond Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

PORTFOLIO OF INVESTMENTS

Golden Oak® Growth Portfolio
January 31, 2004

Shares

			Value
Common Stocks--100.1%
		Aerospace & Defense--0.9%
10,000		Lockheed Martin Corp.	$486,200

		Beverages--1.5%
18,400		PepsiCo, Inc.	869,584

		Biotechnology--1.1%
9,300	(1)	Amgen, Inc.	599,757

		Capital Markets--3.0%
14,000		Franklin Resources, Inc.	808,780
23,000		J.P. Morgan Chase & Co.	894,470

		Total Capital Markets	1,703,250

		Communications Equipment--4.3%
34,400	(1)	Avaya, Inc.	597,872
37,800	(1)	Cisco Systems, Inc.	969,192
28,200	(1)	Corning, Inc.	364,344
22,700		Nokia Oyj, Class A, ADR	468,982

		Total Communications Equipment	2,400,390

		Computers & Peripherals--2.9%
11,800	(1)	Dell, Inc.	394,946
27,600		Hewlett-Packard Co.	656,604
6,100		IBM Corp.	605,303

		Total Computers & Peripherals	1,656,853

		Consumer Finance--1.7%
34,600		MBNA Corp.	932,816

		Diversified Financial Services--1.5%
16,900		Citigroup, Inc.	836,212

		Diversified Telecommunication Services--3.0%
28,100		BellSouth Corp.	821,363
22,100	(1)	Citizens Communications Co., Class B	259,233
16,000		Verizon Communications	589,760

		Total Diversified Telecommunication Services	1,670,356

		Electronic Equipment & Instruments--3.8%
31,300		PerkinElmer, Inc.	646,345
66,400	(1)	Sanmina-SCI Corp.	870,504
23,100	(1)	Thermo Electron Corp.	643,797

		Total Electronic Equipment & Instruments	2,160,646

		Food & Staples Retailing--2.3%
116,600	(1)	Rite Aid Corp.	673,948
11,900		Wal-Mart Stores, Inc.	640,815

		Total Food & Staples Retailing	1,314,763

		Food Products--0.9%
15,400	(1)	Dean Foods Co.	492,800

		Healthcare Equipment & Supplies--1.3%
17,400	(1)	Boston Scientific Corp.	709,746

Common Stocks--continued
		Healthcare Providers & Services--7.5%
9,200		Aetna, Inc.	$644,000
11,200	(1)	Coventry Health Care, Inc.	742,560
15,000	(1)	Health Net, Inc.	499,500
24,000		IMS Health, Inc.	617,520
20,600		McKesson HBOC, Inc.	605,228
18,300		UnitedHealth Group, Inc.	1,114,104

		Total Healthcare Providers & Services	4,222,912

		Hotels, Restaurants & Leisure--0.5%
10,800		McDonald's Corp.	277,992

		Household Durables--1.0%
12,500		Lennar Corp., Class A	551,250

		Household Products--2.8%
15,600		Procter & Gamble Co.	1,576,848

		Industrial Conglomerates--7.0%
14,200		3M Co.	1,123,078
84,200		General Electric Co.	2,831,646

		Total Industrial Conglomerates	3,954,724

		Insurance--3.8%
15,600		Ace Ltd.	677,352
19,600		Aflac, Inc.	722,848
10,800		American International Group, Inc.	750,060

		Total Insurance	2,150,260

		Internet Software & Services--0.8%
9,600	(1)	Yahoo, Inc.	449,760

		Leisure Equipment & Products--1.4%
24,200	(1)	Marvel Enterprises, Inc.	779,966

		Machinery--1.2%
10,100		Ingersoll-Rand Co., Class A	671,953

		Metals & Mining--1.1%
7,900	(1)	Phelps Dodge Corp.	597,793

		Multi-Utilities & Unregulated Power--2.7%
89,400	(1)	AES Corp.	872,544
65,337		Williams Cos., Inc. (The)	662,517

		Total Multi-Utilities & Unregulated Power	1,535,061

		Multiline Retail--1.2%
31,000		Dollar General Corp.	688,820

		Oil & Gas--1.6%
10,100		ChevronTexaco Corp.	872,135

		Personal Products--1.7%
26,700		Gillette Co.	967,875

		Pharmaceuticals--10.7%
31,200		Abbott Laboratories	1,344,096
34,500		Bristol-Myers Squibb Co.	967,725
14,000		Johnson & Johnson	747,880
Common Stocks--continued
		Pharmaceuticals--continued
19,900	(1)	King Pharmaceuticals, Inc.	$331,932
63,650		Pfizer, Inc.	2,331,500
13,000		Valeant Pharmaceuticals International	305,240

		Total Pharmaceuticals	6,028,373

		Semiconductor Equipment & Products--10.4%
26,700	(1)	Amkor Technology, Inc.	464,847
7,900	(1)	Analog Devices, Inc.	378,015
31,500	(1)	Applied Materials, Inc.	685,440
71,200	(1)	Applied Micro Circuits Corp.	517,624
19,452	(1)	Broadcom Corp.	789,557
90,200		Intel Corp.	2,760,120
4,500	(1)	International Rectifier Corp.	227,700

		Total Semiconductor Equipment & Products	5,823,303

		Software--8.8%
21,600	(1)	Amdocs Ltd.	612,792
19,400	(1)	Citrix Systems, Inc.	390,134
15,300		Computer Associates International, Inc.	399,942
97,700		Microsoft Corp.	2,701,405
25,100	(1)	Veritas Software Corp.	824,786

		Total Software	4,929,059

		Specialty Retail--5.2%
13,400	(1)	Advance Auto Parts, Inc.	521,528
14,900		Best Buy Co., Inc.	750,811
13,500		Borders Group, Inc.	296,595
29,400		Gap (The), Inc.	546,252
30,300	(1)	Staples, Inc.	806,283

		Total Specialty Retail	2,921,469

		Wireless Telecommunication Services--2.5%
43,500	(1)	American Tower Systems Corp.	478,065
35,700	(1)	NEXTEL Communications, Inc., Class A	942,123

		Total Wireless Telecommunication Services	1,420,188

		Total Common Stocks (identified cost $49,181,532)	56,253,114

Mutual Fund--0.1%
41,676	(2)	Prime Value Obligations Fund, IS Shares (at net asset value)	41,676

		Total Investments--100.2% (identified cost $49,223,208)(3)	56,294,790

		Other Assets and Liabilities--Net--(0.2)%	(85,557)

		Total Net Assets--100%	$56,209,233

(1) Non-income producing security.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $49,972,190.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Golden Oak® Value Portfolio
January 31, 2004

Shares

			Value
Common Stocks--97.7%
		Aerospace/Defense--2.4%
12,000		Goodrich (B.F.) Co.	$370,200
18,500		Lockheed Martin Corp.	899,470
7,000		United Technologies Corp.	668,780

		Total Aerospace/Defense	1,938,450

		Airlines--0.5%
24,500	(1)	AMR Corp.	401,800

		Automobiles--1.4%
74,600		Ford Motor Co.	1,084,684

		Beverages--1.2%
41,600		Coca-Cola Enterprises, Inc.	952,640

		Capital Markets--9.1%
11,000		Bear Stearns Cos., Inc.	905,850
6,000		Goldman Sachs Group, Inc.	597,300
62,000		J.P. Morgan Chase & Co.	2,411,180
24,900		Merrill Lynch & Co., Inc.	1,463,871
18,200		Morgan Stanley	1,059,422
14,800		State Street Corp.	796,980

		Total Capital Markets	7,234,603

		Chemicals--2.6%
17,500		Du Pont (E.I.) de Nemours & Co.	768,250
10,800		Monsanto Co.	330,372
24,700		Rohm & Haas Co.	969,969

		Total Chemicals	2,068,591

		Commercial Banks--8.4%
38,000		Bank of America Corp.	3,095,480
22,500		National City Corp.	776,700
59,700		Wachovia Corp.	2,760,528

		Total Commercial Banks	6,632,708

		Communications Equipment--3.1%
25,900	(1)	Andrew Corp.	443,926
67,000	(1)	Corning, Inc.	865,640
112,400	(1)	Lucent Technologies, Inc.	503,552
7,300	(1)	Research in Motion Ltd.	635,611

		Total Communications Equipment	2,448,729

		Computers & Peripherals--1.0%
5,400		IBM Corp.	535,842
28,600	(1)	Maxtor Corp.	264,550

		Total Computers & Peripherals	800,392

		Consumer Finance--2.0%
9,600		American Express Co.	497,664
40,000		MBNA Corp.	1,078,400

		Total Consumer Finance	1,576,064

Common Stocks--continued
		Diversified Financial Services--4.5%
71,833		Citigroup, Inc.	$3,554,297

		Diversified Telecommunication Services--4.8%
59,300		BellSouth Corp.	1,733,339
57,000		Verizon Communications	2,101,020

		Total Diversified Telecommunication Services	3,834,359

		Electric Utilities--3.5%
14,600		Exelon Corp.	977,908
10,500		FPL Group, Inc.	690,375
23,600		PPL Corp.	1,078,992

		Total Electric Utilities	2,747,275

		Electrical Equipment--1.2%
15,100		Emerson Electric Co.	964,890

		Energy Equipment & Services--1.1%
19,000	(1)	Nabors Industries Ltd.	836,000

		Food & Staples Retailing--1.8%
23,700		CVS Corp.	846,564
15,000	(1)	Costco Wholesale Corp.	556,200

		Total Food & Staples Retailing	1,402,764

		Healthcare Providers & Services--3.1%
8,000	(1)	Anthem, Inc.	654,240
10,500		Quest Diagnostic, Inc.	892,500
15,100		UnitedHealth Group, Inc.	919,288

		Total Healthcare Providers & Services	2,466,028

		Hotels, Restaurants & Leisure--1.5%
45,500		McDonald's Corp.	1,171,170

		Household Durables--2.3%
35,500		Black & Decker Corp.	1,819,375

		Household Products--1.8%
17,500		Kimberly-Clark Corp.	1,033,550
3,900		Procter & Gamble Co.	394,212

		Total Household Products	1,427,762

		IT Services--0.4%
6,500	(1)	Computer Sciences Corp.	290,225

		Industrial Conglomerates--2.5%
29,000		General Electric Co.	975,270
19,300		Textron, Inc.	1,028,304

		Total Industrial Conglomerates	2,003,574

		Insurance--3.1%
19,300		American International Group, Inc.	1,340,385
15,496		Lincoln National Corp.	684,149
9,100		SAFECO Corp.	396,123

		Total Insurance	2,420,657

		Leisure Equipment & Products--1.0%
38,800		Hasbro, Inc.	766,300
Common Stocks--continued
		Machinery--2.0%
3,100		Eaton Corp.	$360,065
20,500		Pall Corp.	533,000
12,100	(1)	SPX Corp.	686,554

		Total Machinery	1,579,619

		Media--1.6%
32,000	(1)	Time Warner, Inc.	562,240
29,000		Walt Disney Co.	696,000

		Total Media	1,258,240

		Metals & Mining--3.5%
49,200		Alcoa, Inc.	1,681,656
8,300		Newmont Mining Corp.	345,778
10,300	(1)	Phelps Dodge Corp.	779,401

		Total Metals & Mining	2,806,835

		Multi-Utilities & Unregulated Power--0.2%
5,500		Questar Corp.	193,215

		Multiline Retail--1.4%
32,500		May Department Stores Co.	1,069,250

		Oil & Gas--7.8%
43,000		Chesapeake Energy Corp.	535,780
25,000		ChevronTexaco Corp.	2,158,750
20,000		ConocoPhillips	1,317,600
53,000		Exxon Mobil Corp.	2,161,870

		Total Oil & Gas	6,174,000

		Pharmaceuticals--1.6%
35,000		Pfizer, Inc.	1,282,050

		Real Estate--1.8%
58,700		Friedman, Billings, Ramsey Group, Inc., Class A	1,397,060

		Semiconductor Equipment & Products--2.7%
190,000	(1)	Agere Systems, Inc., Class A	731,500
27,900		Intel Corp.	853,740
20,000	(1)	Teradyne, Inc.	538,000

		Total Semiconductor Equipment & Products	2,123,240

		Software--2.7%
31,000	(1)	Amdocs Ltd.	879,470
21,000		Microsoft Corp.	580,650
48,200	(1)	Siebel Systems, Inc.	642,506

		Total Software	2,102,626

		Specialty Retail--2.2%
30,700		Gap (The), Inc.	570,406
48,100		Limited, Inc.	875,420
12,000	(1)	Staples, Inc.	319,320

		Total Specialty Retail	1,765,146

		Textiles, Apparel & Luxury Goods--0.4%
4,800		Nike, Inc., Class B	334,368
Common Stocks--continued
		Thrifts & Mortgage Finance--3.9%
7,200		Federal National Mortgage Association	$555,120
16,000		Greenpoint Financial Corp.	633,280
5,300		MGIC Investment Corp.	365,382
67,000		Sovereign Bancorp, Inc.	1,514,870

		Total Thrifts & Mortgage Finance	3,068,652

		Tobacco--1.6%
22,700		Altria Group, Inc.	1,261,893

		Total Common Stocks (identified cost $66,221,730)	77,259,531

Mutual Fund--0.4%
297,096	(2)	Prime Value Obligations Fund, IS Shares (at net asset value)	297,096

		Total Investments--98.1% (identified cost $66,518,826)(3)	77,556,627

		Other Assets and Liabilities--Net--1.9%	1,518,689

		Total Net Assets--100%	$79,075,316

(1) Non-income producing security.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $66,548,441.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Golden Oak® Small Cap Value Portfolio
January 31, 2004

Shares

			Value
Common Stocks--98.8%
		Aerospace/Defense--2.8%
12,800	(1)	DRS Technologies, Inc.	$367,488
1,000		Elbit Systems Ltd.	18,700
17,000	(1)	Essex Corp.	143,650
4,800	(1)	KVH Industries, Inc.	94,032
20,800	(1)	United Defense Industries, Inc.	609,440

		Total Aerospace/Defense	1,233,310

		Airlines--0.3%
11,100	(1)	AirTran Holdings, Inc.	127,872

		Auto Components--2.4%
30,500		ArvinMeritor, Inc.	677,100
14,000		Modine Manufacturing Co.	374,780

		Total Auto Components	1,051,880

		Beverages--1.1%
6,000		Coors Adolph Co., Class B	339,240
8,500	(1)	The Boston Beer Co., Inc., Class A	144,925

		Total Beverages	484,165

		Building Products--1.5%
7,000		American Woodmark Corp.	436,450
10,500	(1)	Griffon Corp.	228,900

		Total Building Products	665,350

		Capital Markets--1.0%
16,500		Waddell & Reed Financial, Inc., Class A	437,910

		Chemicals--3.6%
18,400		Albemarle Corp.	544,456
20,500		Ferro Corp.	531,975
10,300		Georgia Gulf Corp.	266,667
15,700		Schulman (A.), Inc.	273,180

		Total Chemicals	1,616,278

		Commercial Banks--4.9%
45,000		Colonial BancGroup, Inc.	758,700
13,500		Greater Bay Bancorp	367,470
27,633		Republic Bancorp, Inc.	373,874
20,000		Sky Financial Group, Inc.	543,400
4,000		South Financial Group, Inc.	118,760

		Total Commercial Banks	2,162,204

		Commercial Services & Supplies--4.6%
8,500	(1)	FTI Consulting, Inc.	127,500
15,000		HON Industries, Inc.	628,050
17,700	(1)	Labor Ready, Inc.	232,755
15,500		Miller Herman, Inc.	374,170
35,900	(1)	Moore Wallace, Inc.	697,896

		Total Commercial Services & Supplies	2,060,371

Common Stocks--continued
		Communications Equipment--6.7%
51,100	(1)	3Com Corp.	$393,470
33,900	(1)	Applied Innovation, Inc.	237,300
12,900	(1)	CommScope, Inc.	240,327
33,500	(1)	Ditech Communications Corp.	701,155
11,600		Harris Corp.	564,688
10,000	(1)	Netgear, Inc.	168,800
8,600	(1)	Sierra Wireless	233,361
22,500	(1)	Tekelec, Inc.	457,875

		Total Communications Equipment	2,996,976

		Computers & Peripherals--0.3%
3,500	(1)	Applied Films Corp.	119,000

		Construction & Engineering--0.8%
13,400	(1)	Dycom Industries, Inc.	346,658

		Construction Materials--1.0%
11,000		Lafarge North America, Inc.	470,800

		Containers & Packaging--0.4%
10,800		Rock-Tenn Co.	165,132

		Diversified Telecommunication Services--0.8%
64,000	(1)	Cincinnati Bell, Inc.	352,000

		Electric Utilities--1.6%
23,000		MGE Energy, Inc.	720,590

		Electrical Equipment--1.0%
5,100	(1)	Genlyte Group, Inc.	280,500
5,500		Smith (A.O.) Corp.	171,655

		Total Electrical Equipment	452,155

		Electronic Equipment & Instruments--4.0%
18,500		BEI Technologies, Inc.	389,425
32,500	(1)	Orbotech Ltd.	812,500
15,000	(1)	Photon Dynamics, Inc.	574,350

		Total Electronic Equipment & Instruments	1,776,275

		Energy Equipment & Services--2.8%
7,000	(1)	Atwood Oceanics, Inc.	231,630
14,000		Helmerich & Payne, Inc.	406,280
9,600	(1)	Offshore Logistics, Inc.	204,960
12,500		Tidewater, Inc.	400,625

		Total Energy Equipment & Services	1,243,495

		Food Products--1.6%
18,500		Interstate Bakeries Corp.	266,770
8,000	(1)	J&J Snack Foods Corp.	338,160
2,500		Lancaster Colony Corp.	107,025

		Total Food Products	711,955

		Healthcare Equipment & Supplies--1.4%
18,500		Datascope Corp.	644,725

Common Stocks--continued
		Healthcare Providers & Services--2.2%
12,500	(1)	LifePoint Hospitals, Inc.	$431,375
10,400	(1)	PacifiCare Health Systems, Inc.	341,640
7,100	(1)	Sierra Health Services, Inc.	208,740

		Total Healthcare Providers & Services	981,755

		Hotels, Restaurants & Leisure--0.7%
13,000	(1)	Jack in the Box, Inc.	312,000

		Household Durables--1.9%
12,500		Ethan Allen Interiors, Inc.	546,250
2,300		Ryland Group, Inc.	175,375
8,500	(1)	Universal Electronics, Inc.	109,820

		Total Household Durables	831,445

		Insurance--3.3%
10,200		Gallagher (Arthur J.) & Co.	319,056
3,500	(1)	ProAssurance Corp.	113,925
29,500		Selective Insurance Group, Inc.	1,044,300

		Total Insurance	1,477,281

		Internet Software & Services--1.0%
13,000	(1)	Websense, Inc.	427,700

		Leisure Equipment & Products--1.5%
8,500		Brunswick Corp.	296,225
4,300		Polaris Industries, Inc., Class A	356,556

		Total Leisure Equipment & Products	652,781

		Machinery--2.3%
17,000	(1)	AGCO Corp.	342,720
15,100		Crane Co.	453,604
7,000	(1)	Mueller Industries, Inc.	215,740

		Total Machinery	1,012,064

		Media--1.5%
13,500	(1)	Hearst-Argyle Television, Inc.	368,955
4,000		McClatchy, Co., Class A	283,920

		Total Media	652,875

		Metals & Mining--1.1%
11,000		Quanex Corp.	491,920

		Oil & Gas--0.6%
10,097	(1)	Cimarex Energy Co.	266,359

		Paper & Forest Products--0.3%
10,000		Glatfelter (P.H.) Co.	120,000

		Personal Products--1.0%
28,500		The First Years, Inc.	457,995

		Real Estate--6.8%
11,000		CBL & Associates Properties, Inc.	664,950
6,500		Friedman, Billings, Ramsey Group, Inc., Class A	154,700
17,700	(1)	Maguire Properties, Inc.	430,110
15,300		Post Properties, Inc.	427,635
Common Stocks--continued
		Real Estate--continued
13,500		Reckson Associates Realty Corp.	$344,925
11,000		Washington Real Estate Investment Trust	322,300
14,000		Weingarten Realty Investors	665,000

		Total Real Estate	3,009,620

		Road & Rail--1.1%
15,100	(1)	Yellow Roadway Corp.	474,880

		Semiconductor Equipment & Products--4.8%
27,100		Cohu, Inc.	550,401
22,000	(1)	DSP Group, Inc.	582,120
12,100	(1)	ESS Technology, Inc.	200,255
15,100	(1)	LTX Corp.	263,042
11,700	(1)	Photronics, Inc.	227,448
10,800	(1)	Ultratech Stepper, Inc.	313,848

		Total Semiconductor Equipment & Products	2,137,114

		Software--4.8%
17,500	(1)	Activision, Inc.	329,175
11,000		Autodesk, Inc.	281,050
3,600	(1)	Hyperion Solutions Corp.	123,732
18,500	(1)	Progress Software Corp.	412,735
27,000	(1)	Sybase, Inc.	583,740
14,800	(1)	Take-Two Interactive Software, Inc.	429,200

		Total Software	2,159,632

		Specialty Retail--7.2%
18,000	(1)	Abercrombie & Fitch Co., Class A	466,200
24,200	(1)	AnnTaylor Stores Corp.	980,100
12,000	(1)	Barnes & Noble, Inc.	406,200
20,500		Boise Cascade Corp.	665,225
27,500		Foot Locker, Inc.	680,350

		Total Specialty Retail	3,198,075

		Textiles, Apparel & Luxury Goods--5.5%
8,800	(1)	Columbia Sportswear Co.	467,544
5,600		K-Swiss, Inc., Class A	148,960
11,000		Oxford Industries, Inc.	421,300
13,500	(1)	Timberland Co., Class A	672,570
55,200	(1)	Tommy Hilfiger Corp.	753,480

		Total Textiles, Apparel & Luxury Goods	2,463,854

		Thrifts & Mortgage Finance--6.2%
21,000		Astoria Financial Corp.	828,870
6,000		PFF Bancorp, Inc.	227,700
27,920		Washington Federal, Inc.	781,760
18,200		Webster Financial Corp. Waterbury	916,370

		Total Thrifts & Mortgage Finance	2,754,700

Common Stocks--continued
		Wireless Telecommunication Services--0.4%
16,500	(1)	Boston Communications Group, Inc.	$180,840

		Total Common Stocks (identified cost $31,336,275)	43,901,991

Mutual Fund--1.2%
524,412	(2)	Prime Value Obligations Fund, IS Shares (at net asset value)	524,412

		Total Investments--100.0% (identified cost $31,860,687)(3)	44,426,403

		Other Assets and Liabilities--Net--0.0%	(10,387)

		Total Net Assets--100%	$44,416,016

(1) Non-income producing security.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $31,873,181.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Golden Oak® International Equity Portfolio
January 31, 2004

Shares

			Value in U.S. Dollars
Common Stocks--98.3%
		Australia--2.7%
85,120		Lend Lease Corp. Ltd.	$673,748
41,029		Orica Ltd.	422,370
183,862		Promina Group Ltd.	443,045

		Total Australia	1,539,163

		Belgium--0.8%
7,000		Umicore	452,490

		Bermuda--0.0%
3,000	(1)	Ports Design Ltd.	5,497

		Brazil--1.8%
11,254		Companhia Vale Do Rio Doce, ADR	530,063
17,500		Petroleo Brasileiro SA, ADR	468,300

		Total Brazil	998,363

		Canada--1.4%
30,259		Suncor Energy, Inc.	761,720

		China--1.6%
1,700,000		Harbin Power Equipment Co. Ltd., Class H	453,552
400,000		Tsingtao Brewery Co. Ltd.	473,160

		Total China	926,712

		Finland--1.9%
50,945		Nokia Oyj	1,053,938

		France--9.1%
38,436		AXA	868,878
16,698		BNP Paribas SA	1,039,869
13,785		Compagnie de St. Gobain	702,565
10,860		Essilor International SA	601,778
10,822		Lafarge SA	886,232
38,926		Vivendi Universal SA	1,025,402

		Total France	5,124,724

		Germany--2.7%
8,931		Allianz AG Holding	1,145,171
6,312		Deutsche Boerse AG	375,391

		Total Germany	1,520,562

		Greece--3.3%
26,130		EFG Eurobank	530,482
20,000		Germanos S.A.	532,576
50,132		Greek Organization of Football Prognostics	804,220

		Total Greece	1,867,278

		Hong Kong--4.5%
180,800		China Merchants Holdings International Co. Ltd.	254,550
15,000	(1)	China Resources Power Holdings Co. Ltd.	6,365
300,000		Hysan Development Co. Ltd.	578,592
50,000		Sun Hung Kai Properties	482,160
Common Stocks--continued
		Hong Kong--continued
101,000		Swire Pacific Ltd., Class A	$698,007
315,000		Union Bank of Hong Kong Ltd.	490,067

		Total Hong Kong	2,509,741

		Indonesia--0.3%
96,700		PT Indosat	184,631

		Japan--18.2%
25,000		Aica Kogyo Co. Ltd.	245,878
55,000		Calsonic Kansei Corp.	422,977
39,700		Chugai Pharmaceutical Co. Ltd.	626,003
30,000		Daiwa House Industry Co. Ltd.	301,857
128		Dentsu, Inc.	632,472
17,000		Ito-Yokado Co. Ltd.	587,841
62,000		Komatsu Ltd.	374,302
7,500		Kyocera Corp.	566,158
25,800		Marui Co.	329,066
43,000		Matsushita Electric Industrial Co.	641,882
47		Millea Holdings, Inc.	608,342
66,000		Mitsubishi Corp.	666,578
60		Mitsubishi Tokyo Financial Group, Inc.	468,799
46,000		Mitsui Fudosan Co.	468,931
313		NTT DoCoMo, Inc.	677,188
34,100		Nippon Thompson	229,062
7,000		Nitori Co.	489,395
43,000		Nsk	184,846
108,000		Obayashi Corp.	488,752
24,500		Toyota Motor Corp.	800,888
97	(1)	UFJ Holdings, Inc.	421,560

		Total Japan	10,232,777

		Korea--3.6%
24,000		Hanjin Shipping Co.	441,755
13,095		Kookmin Bank, ADR	535,978
10,000		LG Chem Ltd.	507,030
1,150		Samsung Electronics Co.	513,507

		Total Korea	1,998,270

		Netherlands--5.6%
63,385	(1)	Ahold NV	515,518
38,438		ING Groep NV	959,885
56,728		Koninklijke KPN NV	467,734
51,486		Reed Elsevier NV	656,649
23,252		TPG NV	537,215

		Total Netherlands	3,137,001

Common Stocks--continued
		Norway--1.4%
73,808		Statoil ASA	$810,337

		Portugal--1.1%
29,400	(1)	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	636,050

		Singapore--1.8%
239,800		Keppel Corp. Ltd.	991,172

		South Africa--0.9%
38,124		Gold Fields Ltd.	490,846

		Spain--5.5%
20,120		Altadis SA	587,645
59,213		Banco Bilbao Vizcaya Argentaria SA	789,861
32,236		Iberdrola SA	619,514
70,888	(1)	Telefonica SA	1,105,404

		Total Spain	3,102,424

		Sweden--2.1%
5,400		AB Lindex	151,497
13,544		Atlas Copco AB, Class A	509,681
37,167		Securitas AB, Class B	493,789

		Total Sweden	1,154,967

		Switzerland--9.1%
171,088		ABB Ltd.	981,062
15,293		Roche Holding AG	1,548,612
10,500	(1)	Saurer AG	486,598
12,077		Syngenta AG	827,770
18,015		UBS AG	1,291,283

		Total Switzerland	5,135,325

		Taiwan, Province of China--0.7%
483,000		Taishin Financial Holdings Co.	385,241

		Thailand--2.3%
140,000		Banpu Public Co. Ltd.	460,245
289,000	(1)	Kasikornbank PCL	405,071
65,900		Siam Cement Co. Ltd.	440,005

		Total Thailand	1,305,321

		United Kingdom--15.9%
26,000		Antofagasta Holdings PLC	567,740
178,780		BP PLC	1,394,356
170,000	(1)	Bookham Technology PLC, ADR	550,783
58,270	(1)	British Sky Broadcasting Group PLC	787,420
237,806		Centrica PLC	882,425
50,544		GlaxoSmithKline PLC	1,086,198
149,942		Kingfisher PLC	758,463
615,605	(1)	MMO2 PLC	916,531
Common Stocks--continued
		United Kingdom--continued
42,144		Royal Bank of Scotland PLC, Edinburgh	$1,243,392
100,275		Scottish & Newcastle PLC	722,721

		Total United Kingdom	8,910,029

		Total Investments--98.3% (identified cost $45,063,571)(2)	55,234,579

		Other Assets and Liabilities--Net--1.7%	955,855

		Total Net Assets--100%	$56,190,434

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $45,461,624.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Golden Oak® Intermediate-Term Income Fund
January 31, 2004

Principal Amount

			Value
U.S. Treasury--5.6%
		U.S. Treasury Notes--5.6%
$2,500,000		6.125%, 8/15/2007	$2,799,225
1,000,000		6.625%, 5/15/2007	1,130,630
1,600,000		7.875%, 11/15/2004	1,682,624

		Total U.S. Treasury (identified cost $5,172,681)	5,612,479

Government Agencies--20.7%
		FHLB
2,000,000		Bond, 2.375%, 2/15/2006	2,013,400
3,500,000		Bond, 5.740%, 2/25/2005	3,660,405

		Total FHLB	5,673,805

		FHLMC
1,000,000		Note, 1.750%, 5/15/2005	1,003,190
1,000,000		Note, 1.875%, 1/15/2005	1,004,830
2,000,000		6.875%, 9/15/2010	2,333,440

		Total FHLMC	4,341,460

		FNMA
3,000,000		Bond, 3.500%, 9/15/2004	3,042,870
2,500,000		3.875%, 3/15/2005	2,568,875
5,000,000		Unsecd. Note, 6.500%, 8/15/2004	5,143,000

		Total FNMA	10,754,745

		Total Government Agencies (identified cost $23,082,458)	20,770,010

Collateralized Mortgage Obligations--0.0%
20,587		FNMA, Class A, 5.976%, 4/25/2020 ( identified cost $20,712)	20,587

Mortgage Backed Securities--10.5%
		FNMA
5,091,150		Pool 380530, 6.39%, 8/1/2013	5,639,526
2,936,517		Pool 381040, 6.46%, 12/1/2028	3,358,905
1,326,923		Pool 109138, 7.04%, 8/1/2012	1,547,794

		Total Mortgage Backed Securities (identified cost $6,448,961)	10,546,225

Corporate Bonds--59.3%
		Asset-Backed Securities--3.0%
2,000,000		CSX Transportation, Inc., Equip. Trust, 6.40%, 6/15/2009	2,222,780
869,681		US Airways Inc., Note, (Series A), 6.76%, 4/15/2008	775,103

		Total Asset-Backed Securities	2,997,883

		Auto Components--2.2%
2,000,000		TRW, Inc., Note, 7.37%, 4/18/2007	2,228,100

		Automobiles--1.1%
1,000,000		DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005	1,075,440

		Beverages--1.0%
1,000,000		Anheuser-Busch Cos., Inc., Note, 5.05%, 10/15/2016	1,011,230

		Capital Markets--3.4%
1,000,000		Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	1,101,370
2,000,000		Schwab (Charles) Corp., Sr. Note, 8.05%, 3/1/2010	2,313,400

		Total Capital Markets	3,414,770

Corporate Bonds--continued
		Commercial Banks--6.8%
$2,000,000		Bank of America Corp., Note, 7.875%, 5/16/2005	$2,156,720
2,000,000		National Australia Bank Ltd., Melbourne, Sub. Note, (Series A), 8.60%, 5/19/2010	2,490,140
2,000,000		National City Corp., Sub. Note, 5.75%, 2/1/2009	2,221,180

		Total Commercial Banks	6,868,040

		Commercial Services & Supplies--1.1%
1,000,000		Donnelley (R.R.) & Sons Co., Note, 6.70%, 7/5/2005	1,064,240

		Consumer Finance--10.5%
2,000,000		American General Finance Corp., Note, (Series F), 6.10%, 5/22/2006	2,155,720
1,500,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	1,602,255
4,000,000		General Motors Acceptance Corp., Note, 7.75%, 1/19/2010	4,526,720
2,000,000		Household Finance Corp., Note, 7.875%, 3/1/2007	2,282,680

		Total Consumer Finance	10,567,375

		Diversified Financial Services--4.7%
2,000,000		Citigroup, Inc., Sub. Note, 7.25%, 10/1/2010	2,343,880
2,000,000		PaineWebber Group, Inc., 7.625%, 12/1/2009	2,407,480

		Total Diversified Financial Services	4,751,360

		Electric Utilities--1.1%
1,000,000		Wisconsin Energy Corp., Sr. Note, 6.50%, 4/1/2011	1,113,640

		Electrical Equipment--3.3%
2,000,000		Cooper Industries, Ltd., Note, (Series MTN3), 6.375%, 5/8/2008	2,199,360
1,000,000		Hubbell, Inc., Note, 6.625%, 10/1/2005	1,073,070

		Total Electrical Equipment	3,272,430

		Finance--3.5%
2,000,000		Associates Corp. of North America, Deb., 8.55%, 7/15/2009	2,440,600
1,000,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,132,100

		Total Finance	3,572,700

		Food & Staples Retailing--5.6%
2,000,000		Albertsons, Inc., Sr. Note, 8.35%, 5/1/2010	2,390,420
3,000,000		SUPERVALU, Inc., Note, 6.64%, 6/9/2006	3,251,310

		Total Food & Staples Retailing	5,641,730

		Industrial--1.1%
1,000,000		Boeing Capital Corp., Sr. Note, (Series MTN), 7.25%, 2/1/2011	1,123,490

		Industrial Conglomerates--2.1%
2,000,000		Tyco International Group, Note, 5.80%, 8/1/2006	2,118,900

		Machinery--1.1%
1,000,000		Caterpillar, Inc., Note, 6.55%, 5/1/2011	1,138,190

		Tobacco--1.6%
1,500,000		Altria Group, Inc., Note, 7.00%, 7/15/2005	1,587,240

		Yankee--6.1%
3,917,000		BHP Finance (USA), Inc., Company Guarantee, 8.50%, 12/1/2012	5,040,474
1,000,000		Telefonica Europe, Company Guarantee, 7.35%, 9/15/2005	1,083,220

		Total Yankee	6,123,694

		Total Corporate Bonds (identified cost $53,364,941)	59,670,452

Shares

			Value
Mutual Fund--2.8%
2,838,028	(1)	Prime Value Obligations Fund, IS Shares (at net asset value)	$2,838,028

		Total Investments--98.9% (identified cost $90,927,781)(2)	99,457,781

		Other Assets and Liabilities--Net--1.1%	1,077,569

		Total Net Assets--100%	$100,535,350

(1) Affiliated company.

(2) The cost of investments for federal tax purposes amounts to $90,927,781.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Golden Oak® Michigan Tax Free Bond Portfolio
January 31, 2004

Principal Amount

			Value
Long-Term Municipals--96.3%
		Michigan--96.3%
$365,000		Anchor Bay, MI, School District, (Series II), 6.125% (Q-SBLF LOC)/(Original Issue Yield: 5.15%), 5/1/2011	$437,566
250,000		Big Rapids, MI, Public School District, GO UT, 7.30% (FGIC and Q-SBLF LOCs)/(Original Issue Yield: 5.15%), 5/1/2005	268,832
1,500,000		Bishop, MI, International Airport Authority, (Series B), 5.125% (Original Issue Yield: 5.25%), 12/1/2017	1,546,980
860,000		Central Michigan University, Refunding Revenue Bonds, 5.20% (FGIC LOC)/(Original Issue Yield: 5.227%), 10/1/2009	956,802
500,000		Detroit, MI, Water Supply System, (Series A), 5.10% (MBIA LOC)/(Original Issue Yield: 5.20%), 7/1/2007	551,410
1,000,000		Detroit, MI, Water Supply System, (Series A), 5.75% (FGIC LOC)/(Original Issue Yield: 5.84%), 7/1/2019	1,174,630
200,000		Detroit, MI, GO UT, 5.00% (AMBAC LOC)/(Original Issue Yield: 5.10%), 5/1/2004	204,560
1,000,000		Detroit, MI, GO UT, 5.25% (AMBAC LOC)/(Original Issue Yield: 5.29%), 5/1/2008	1,119,040
315,000		East Lansing, MI, (Series B), 4.85% (Original Issue Yield: 4.849%), 10/1/2007	316,777
1,100,000		Farmington, MI, Public School District, GO UT, 4.00% (Q-SBLF LOC)/(Original Issue Yield: 4.27%), 5/1/2009	1,176,186
675,000		Ferris State University of Michigan, Refunding Revenue Bonds, 5.40% (AMBAC LOC)/(Original Issue Yield: 5.45%), 10/1/2009	755,116
200,000		Grand Rapids, MI, 6.60% (MBIA LOC)/(Original Issue Yield: 6.70%), 6/1/2008	207,534
1,000,000		Howell, MI, Public Schools, GO UT, 5.00% (FGIC and Q-SBLF LOCs)/(Original Issue Yield: 5.10%), 5/1/2008	1,019,090
1,575,000		Howell, MI, Public Schools, GO UT, 5.25% (Q-SBLF LOC)/(Original Issue Yield: 4.89%), 5/1/2017	1,721,932
250,000		Iron Mountain, MI, GO UT, 5.00% (AMBAC LOC), 5/1/2003	254,755
1,575,000		Jenison, MI, Public Schools, GO UT, 5.25% (FGIC LOC)/(Original Issue Yield: 4.56%), 5/1/2011	1,797,973
1,000,000		Kalamazoo, MI, Hospital Finance Authority, Borgess Medical Center (Series A) Revenue Bonds, 5.00% (AMBAC LOC)/(Original Issue Yield: 5.10%), 6/1/2004	1,013,370
500,000		Kent County, MI, Building Authority, GO LT, 5.00% (Original Issue Yield: 5.10%), 12/1/2006	522,320
500,000		Kent County, MI, Building Authority, GO LT, 5.10% (Original Issue Yield: 5.20%), 12/1/2007	522,865
1,000,000		Lake Orion, MI, School District, (Series A), GO UT, 5.75% (Original Issue Yield: 5.89%), 5/1/2015	1,172,780
115,000		Lincoln, MI, Consolidated School District, GO UT, 5.75% (Q-SBLF LOC), 5/1/2009	118,561
250,000		Livonia, MI, Municipal Building Authority, GO LT, 5.75%, 6/1/2004	253,760
810,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.50% (State Revolving Fund), 10/1/2006	889,866
250,000		Michigan Municipal Bond Authority, Revenue Refunding Bonds, 6.50% (Q-SBLF LOC)/ (Original Issue Yield: 6.60%), 5/1/2007	253,485
500,000		Michigan Public Power Agency, Campbell Project (Series A), 5.50% (AMBAC LOC), 1/1/2006	537,350
1,100,000		Michigan State Building Authority, (Series I), 4.75% (Original Issue Yield: 4.98%), 10/15/2018	1,132,890
1,000,000		Michigan State Hospital Finance Authority, (Series A), 5.00% (McLaren Obligated Group)/ (Original Issue Yield: 5.05%), 10/15/2004	1,022,530
600,000		Michigan State Hospital Finance Authority, (Series A), 5.10% (Henry Ford Health System, MI)/ (Original Issue Yield: 5.20%), 5/15/2006	643,050
750,000		Michigan State Hospital Finance Authority, (Series A), 5.20% (McLaren Obligated Group)/ (Original Issue Yield: 5.25%), 10/15/2006	766,605
60,000		Michigan State Hospital Finance Authority, (Series P), 4.90% (MBIA LOC)/(Original Issue Yield: 5.10%), 8/15/2004	61,432
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 4.40% (MBIA LOC)/ (Original Issue Yield: 4.45%), 2/15/2004	1,001,350
2,180,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (AMBAC LOC)/ (Original Issue Yield: 4.70%), 8/15/2005	2,298,091
750,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (AMBAC LOC)/ (Original Issue Yield: 4.85%), 5/15/2004	758,745
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00%, 5/15/2008	971,640
480,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.20% (MBIA LOC)/ (Original Issue Yield: 5.199%), 11/15/2007	528,350
Long-Term Municipals--continued
		Michigan--continued
$450,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.30% (MBIA LOC)/ (Original Issue Yield: 5.299%), 11/15/2006	$491,764
450,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.40% (MBIA LOC)/ (Original Issue Yield: 5.399%), 11/15/2006	489,591
1,400,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (FSA LOC)/ (Original Issue Yield: 4.95%), 6/1/2008	1,574,902
130,000		Michigan State Housing Development Authority, Revenue Bonds, 6.50% (Greenwood Village Project)/ (FSA LOC), 9/15/2007	133,120
400,000		Michigan State South Central Power Agency, Refunding Revenue Bonds, 5.80% (MBIA LOC)/ (Original Issue Yield: 5.90%), 11/1/2005	430,948
1,105,000		Michigan State Strategic Fund, (Series A), 5.40% (First of America Bank LOC)/(Original Issue Yield: 5.399%), 8/1/2007	1,194,870
1,065,000		Michigan State Strategic Fund, (Series A), 5.50% (First of America Bank LOC)/(Original Issue Yield: 5.499%), 8/1/2007	1,144,918
350,000		Michigan State Strategic Fund, LT Obligation Refunding Revenue Bonds (Series A), 7.10% (Ford Motor Co.)/ (Original Issue Yield: 7.127%), 2/1/2006	381,367
300,000		Montague, MI, Public School District, GO UT, 5.125% (FSA and Q-SBLF LOCs)/(Original Issue Yield: 4.60%), 5/1/2006	323,334
300,000		Montague, MI, Public School District, GO UT, 5.125% (FSA and Q-SBLF LOCs)/(Original Issue Yield: 4.75%), 5/1/2008	321,042
500,000		Northville, MI, Public School District, GO UT, 5.00% (FGIC and Q-SBLF LOCs)/(Original Issue Yield: 5.05%), 5/1/2010	542,455
300,000		Novi, MI, GO UT, 3.25% (Original Issue Yield: 3.11%), 10/1/2011	305,406
1,000,000		Oakland County, MI, EDC, LT Obligation Refunding Revenue Bonds, (Series 1994B), 6.375% (Cranbrook Educational Community)/(United States Treasury GTD), 11/1/2014	1,040,230
275,000		Pewamo Westphalia, MI, Community School District, GO UT, 5.00% (FGIC and Q-SBLF LOCs)/ (Original Issue Yield: 4.55%), 5/1/2006	295,532
1,100,000		Plymouth-Canton, MI, Community School District, GO UT, 4.50% (FGIC and Q-SBLF LOCs)/ (Original Issue Yield: 4.55%), 5/1/2008	1,152,151
500,000		Portage, MI, Public Schools, GO UT, 4.35% (FSA LOC)/(Original Issue Yield: 4.47%), 5/1/2009	531,110
500,000		Portage, MI, Public Schools, GO UT, 4.45% (FSA LOC)/(Original Issue Yield: 4.57%), 5/1/2012	527,625
1,000,000		Rochester, MI, Community School District, GO UT, 5.50% (MBIA and Q-SBLF LOCs)/ (Original Issue Yield: 4.65%), 5/1/2006	1,086,050
1,500,000		Roseville, MI, School District, GO UT, 4.45% (FSA and Q-SBLF LOCs)/(Original Issue Yield: 4.45%), 5/1/2006	1,594,365
5,000,000		Saginaw, MI, Hospital Finance Authority, (Series F), 6.50% (Original Issue Yield: 6.645%), 7/1/2030	5,399,400
100,000		Saline, MI, Building Authority, GO UT, 7.00% (AMBAC LOC), 7/1/2005	102,872
1,250,000		Trenton, MI, Building Authority, GO UT, 5.625% (AMBAC LOC)/(Original Issue Yield: 5.73%), 10/1/2021	1,394,037
1,000,000		Troy, MI, City School District, GO UT, 4.75% (Q-SBLF LOC)/(Original Issue Yield: 4.80%), 5/1/2007	1,076,490
1,000,000		University of Michigan, (Series A-1), 5.25% (Original Issue Yield: 4.98%), 12/1/2009	1,098,520
1,375,000		Washtenaw Community College, MI, (Series A), 4.35% (Original Issue Yield: 4.35%), 4/1/2005	1,425,531
1,200,000		Washtenaw Community College, MI, (Series A), 4.90% (Original Issue Yield: 4.90%), 4/1/2006	1,284,216
1,450,000		Waterford, MI, School District, GO UT, 4.85% (Q-SBLF LOC)/(Original Issue Yield: 4.90%), 6/1/2010	1,542,350
900,000		West Bloomfield, MI, School District, GO UT, 5.70% (FGIC LOC)/(Original Issue Yield: 5.75%), 5/1/2014	1,052,937
1,000,000		Wixon, MI, (GO UT), 4.75% (AMBAC LOC)/(Original Issue Yield: 4.986%), 5/1/2004	1,018,260
1,700,000		Wyandotte, MI Electric Authority, Refunding Revenue Bonds, 6.25% (MBIA LOC)/ (Original Issue Yield: 6.55%), 10/1/2008	1,898,747
		Total Long-Term Municipals (identified cost $54,702,919)	58,832,363
Shares

			Value
Mutual Fund--3.0%
1,862,451	(1)	Municipal Obligations Fund, IS Shares (at net asset value)	$1,862,451
		Total Investments--99.3% (identified cost $56,565,370)(2)	60,694,814
		Other Assets and Liabilities--Net--0.7%	428,485
		Total Net Assets--100%	$61,123,299

At January 31, 2004, the Fund holds no securities that are subject to alternative minimum tax (AMT).

(1) Affiliated company.

(2) The cost of investments for federal tax purposes amounts to $56,522,290.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
Q-SBLF	--Qualified State Bond Loan Fund
UT	--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

Golden Oak® Prime Obligation Money Market Portfolio
January 31, 2004

Principal Amount

			Value
Commercial Paper--35.7%
		Automobiles--2.7%
$4,000,000		Toyota Motor Credit Corp., 1.070%, 2/17/2004	$3,998,098

		Banks--5.5%
3,000,000		CBA (Delaware) Finance Inc., (Guaranteed by Commonwealth Bank of Australia, Sydney), 1.030%, 4/8/2004	2,994,249
3,000,000		Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm), 1.230%, 10/12/2004	3,000,000
2,000,000		UBS Finance (Delaware), Inc., 1.040%, 4/5/2004	1,996,302

		Total Banks	7,990,551

		Beverages--1.4%
2,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.070%, 2/10/2004	1,999,465

		Capital Markets--1.9%
2,800,000		Merrill Lynch & Co., Inc., 1.020%, 3/24/2004	2,795,875

		Commercial Banks--1.7%
2,500,000		Old Line Funding Corp., 1.030%, 3/11/2004	2,497,210

		Diversified Financials--0.4%
600,000		Nationwide Building Society, 1.070%, 4/19/2004	598,609

		Finance--Retail--1.4%
2,000,000		Preferred Receivable Funding, 1.020%, 2/17/2004	1,999,093

		Financials--1.9%
2,800,000		Apreco, Inc., 1.110%, 2/17/2004	2,798,619

		Financing Entity--11.9%
800,000		CRC Funding LLC, 1.090%, 2/6/2004	799,879
2,800,000		Cafco LLC, 1.070%, 2/12/2004	2,799,084
2,500,000		Clipper Receivables Corp., 1.030%, 4/5/2004	2,495,421
2,800,000		Eureka Securitization Inc., 1.030%, 3/18/2004	2,796,315
2,800,000		Falcon Asset Securitization Corp., 1.030%, 3/1/2004	2,797,676
3,000,000		Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.150%, 5/5/2004	2,990,992
2,500,000		Yorktown Capital LLC, 1.030%, 2/12/2004	2,499,213

		Total Financing Entity	17,178,580

		Food Products--2.1%
3,000,000		Archer-Daniels-Midland Co., 1.140%, 4/6/2004	2,993,825

		Government--2.1%
3,000,000		Quebec, Province of, 1.110%, 3/26/2004	2,995,005

		Schools--2.7%
4,000,000		Yale University, 1.070%, 2/12/2004	3,998,692

		Total Commercial Paper	51,843,622

Certificates of Deposit--3.9%
2,600,000		WestLB AG, 1.320%, 1/27/2005	2,600,000
3,000,000		Wilmington Trust Co., 1.100%, 7/26/2004	3,000,000

		Total Certificates of Deposit	5,600,000

Collateralized Mortgage Obligations--2.2%
		Financials--2.2%
$1,900,000		Granite Mortgages 04-1 PLC, 1.060%, 12/20/2004	$1,900,000
1,235,000		Permanent Financing (No. 3) PLC, 1.070%, 12/10/2004	1,235,000

		Total Financials	3,135,000

		Total Collateralized Mortgage Obligations	3,135,000

(1)Notes--Variable--21.3%
		Banks--5.6%
2,000,000		ABN AMRO Bank NV, Chicago, 1.070%, 2/6/2004	1,999,655
3,500,000		Abbey National Treasury Services PLC, 1.040%, 2/6/2004	3,499,964
2,700,000		Bradford & Bingley PLC, 1.130%, 2/8/2004	2,700,000

		Total Banks	8,199,619

		Diversified Financial Services--4.5%
4,000,000		American Express Centurion Bank, DE, 1.050%, 2/27/2004	4,000,000
1,500,000		General Electric Capital Corp., 1.180%, 2/17/2004	1,500,000
1,000,000		General Electric Capital Corp., 1.190%, 2/9/2004	1,000,000

		Total Diversified Financial Services	6,500,000

		Diversified Financials--1.5%
550,000		Nationwide Building Society, 1.090%, 4/23/2004	550,000
1,700,000		Permanent Financing (No. 2) PLC, (Series 2), 1A, 1.070%, 2/10/2004	1,700,000

		Total Diversified Financials	2,250,000

		Energy--2.1%
3,000,000		BP Capital Markets PLC, 1.045%, 2/6/2004	3,000,000

		Funding Agreements--5.5%
2,000,000		MetLife Funding, Inc., 1.242%, 4/1/2004	2,000,000
3,000,000		Monumental Life Insurance Co., 1.260%, 2/2/2004	3,000,000
3,000,000		Travelers Insurance Co., 1.241%, 3/1/2004	3,000,000

		Total Funding Agreements	8,000,000

		Insurance--2.1%
3,000,000		Allstate Financial Global, 1.239%, 2/2/2004	3,000,000

		Total Notes--Variable	30,949,619

Government Agencies--36.1%
		Federal Home Loan Bank--2.4%
500,000		1.500%, 3/1/2005	500,000
2,000,000		2.125%, 12/15/2004	2,015,702
1,000,000		5.715%, 5/12/2004	1,011,971

		Total Federal Home Loan Bank	3,527,673

		Federal Home Loan Mortgage Corporation--2.8%
4,000,000		1.360%, 8/6/2004	4,001,848

Government Agencies--continued
	(2)	Federal Home Loan Mortgage Corporation--13.4%
$3,000,000		1.070%, 2/18/2004	$2,998,484
2,700,000		1.085%, 3/12/2004	2,696,745
1,010,000		1.130%, 4/22/2004	1,007,432
6,000,000		1.170%, 8/16/2004	5,961,585
3,000,000		1.180%, 8/19/2004	2,980,333
2,000,000		1.190%, 2/26/2004	1,998,347
1,832,000		1.210%, 7/8/2004	1,822,271

		Total Federal Home Loan Mortgage Corporation	19,465,197

		Federal National Mortgage Association--6.3%
1,000,000		3.625%, 4/15/2004	1,004,950
3,050,000		4.125%, 4/23/2004	3,069,666
5,000,000		5.125%, 2/13/2004	5,006,169

		Total Federal National Mortgage Association	9,080,785

	(2)	Federal National Mortgage Association--11.2%
3,000,000		1.060%, 6/25/2004	2,987,192
8,160,000		1.070% - 1.235%, 2/6/2004	8,158,632
1,000,000		1.190%, 9/17/2004	992,430
2,500,000		1.210%, 7/1/2004	2,487,311
1,600,000		1.375%, 2/14/2005	1,599,596

		Total Federal National Mortgage Association	16,225,161

		Total Government Agencies	52,300,664

Repurchase Agreement--1.0%
1,500,000		Repurchase agreement with Goldman Sachs & Co., dated 1/30/2004 due 2/2/2004 at 1.040%, collateralized by a U.S. Government Agency Obligation with maturity of 11/1/2014 (Repurchase proceeds $1,500,130)	1,500,000

		Total Investments--100.2% (amortized cost)(3)	145,328,905

		Other Assets and Liabilities--Net--(0.2)%	(321,324)

		Total Net Assets--100%	$145,007,581

(1) Variable rate securities with current rate and next demand rate.

(2) These issues show the rate of discount at the time of purchase.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage total of total net assets at January 31, 2004.

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF ASSETS AND LIABILITIES

Golden Oak® Family of Funds

January 31, 2004

	Growth Portfolio

			Value Portfolio

					Small Cap Value Portfolio
Assets:
Investments in securities, at value	$56,294,790		$77,556,627		$44,426,403
Cash	--		--		--
Income receivable	58,696		140,087		19,766
Receivable for investments sold	--		3,108,231		172,153
Receivable for shares sold	2,355		4,297		5,357

Total assets	56,355,841		80,809,242		44,623,679

Liabilities:
Payable for investments purchased	--		1,569,599		135,899
Payable to bank for foreign cash (identified cost $136,902)	--		--		--
Payable for shares redeemed	84,438		76,355		9,947
Income distribution payable	--		--		--
Tax payable	--		--		--
Payable for investment adviser fee (Note 5)	33,567		50,281		35,225
Payable for custodian fees	--		3,073		1,323
Payable for administrative personnel and services fee (Note 5)	2,621		3,681		2,069
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	5,687		5,022		5,756
Payable for Directors'/Trustees' fees	--		--		--
Payable for portfolio accounting fees	3,365		4,785		2,788
Payable for distribution services fee (Note 5)	1,386		1,479		1,534
Accrued expenses	15,544		19,651		13,122

Total liabilities	146,608		1,733,926		207,663

Total Net Assets	$56,209,233		$79,075,316		$44,416,016

Net Assets Consist of:
Paid-in capital	$83,588,017		$73,841,110		$30,444,003
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency	7,071,582		11,037,801		12,565,716
Accumulated net realized gain (loss) on investments and foreign currency transactions	(34,450,366)		(5,875,715)		1,406,297
Undistributed (distributions in excess of) net investment income	--		72,120		--

Total Net Assets	$56,209,233		$79,075,316		$44,416,016

Net Assets:
Institutional Shares	$49,661,171		$71,881,824		$36,945,490
Class A Shares	$6,548,062		$7,193,492		$7,470,526

Shares Outstanding:
Institutional Shares	5,891,191		8,304,074		3,077,803
Class A Shares	809,019		835,158		625,526

Net Asset Value:
Institutional Shares	$8.43		$8.66		$12.00
Class A Shares	$8.09		$8.61		$11.94

Offering Price:(1)
Institutional Shares	$8.43		$8.66		$12.00
Class A Shares	$8.58	*	$9.14	*	$12.67	*

Redemption Proceeds Per Share:(1)
Institutional Shares	$8.43		$8.66		$12.00
Class A Shares	$8.09		$8.61		$11.94

Investments, at identified cost	$49,223,208		$66,518,826		$31,860,687

Investments in affiliated issuers (Note 5)	$41,676		$297,096		$524,412

(1) See "How To Purchase Portfolio Shares" in the Prospectus.

* Computation of offering price per share 100/94.25 of net asset value.

** Computation of offering price per share 100/95.50 of net asset value.

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF ASSETS AND LIABILITIES--continued

Golden Oak® Family of Funds

International Equity Portfolio

Intermediate- Term Income Portfolio

Michigan Tax Free Bond Portfolio

Prime Obligation Money Market Portfolio

$55,234,579

$99,457,781

$60,694,814

$145,328,905
279,593

--

--

6,643
89,044

1,545,006

724,820

251,035
1,106,680

--

700

--
1,830

102,687

--

41,366

56,711,726

101,105,474

61,420,334

145,627,949

202,546

--

--

500,000
136,416

--

--

--
58,446

152,417

46,830

20,001
--

337,792

199,034

27,095
51,309

--

--

--
41,989

29,778

14,131

10,645
4,124

1,854

2,846

--
2,642

4,640

2,824

6,613
5,125

4,832

3,815

7,900
--

80

40

224
3,504

6,376

5,499

8,642
291

1,877

152

2,022
14,900

30,478

21,864

37,226

521,292

570,124

297,035

620,368

$56,190,434

$100,535,350

$61,123,299

$145,007,581

$57,392,070

$94,488,691

$57,096,991

$145,007,185
10,182,728

8,530,000

4,129,444

--
(11,329,267)

(2,450,414)

(65,327)

(26,779)
(55,097)

(32,927)

(37,809)

27,175

$56,190,434

$100,535,350

$61,123,299

$145,007,581

$54,810,039

$91,250,374

$60,520,664

$134,346,164
$1,380,395

$9,284,976

$602,635

$10,661,417

6,954,047

8,732,815

5,891,510

134,360,100
175,902

888,619

58,665

10,674,916

$7.88

$10.45

$10.27

$1.00
$7.85

$10.45

$10.27

$1.00

$7.88

$10.45

$10.27

$1.00
$8.33 *

$10.94 **

$10.75 **

$1.00

$7.88

$10.45

$10.27

$1.00
$7.85

$10.45

$10.27

$1.00

$45,063,571

$90,927,781

$56,565,370

$145,328,905

--

$2,838,028

$1,862,451

--

STATEMENTS OF OPERATIONS

Golden Oak® Family of Funds

January 31, 2004

	Growth Portfolio

			Value Portfolio

					Small Cap Value Portfolio
Investment Income:

Dividends

	$496,684	(1)(2)	$1,547,300	(3)(4)	$542,688	(5)(6)
Interest

	--		--		--

Total income

	496,684		1,547,300		542,688

Expenses:

Investment adviser fee (Note 5)

	376,927		550,512		405,216
Administrative personnel and services fee (Note 5)

	87,864		128,329		70,606
Custodian fees

	16,809		16,130		14,139
Transfer and dividend disbursing agent fees and expenses (Note 5)

	37,751		32,637		37,031
Directors'/Trustees' fees

	1,013		1,175		1,008
Auditing fees

	7,828		13,227		5,009
Legal fees

	1,753		2,777		1,529
Portfolio accounting fees

	18,215		26,944		15,663
Distribution services fee--Class A Shares (Note 5)

	14,704		16,673		16,476
Share registration costs

	33,674		32,517		25,249
Printing and postage

	4,971		1,814		4,787
Insurance premiums

	8,060		9,088		5,187
Miscellaneous

	420		721		742

Total expenses

	609,989		832,544		602,642

Waivers and Expense Reduction (Note 5):

Waiver of investment adviser fee

	(34,510)		(3,256)		(33,599)
Fees paid indirectly from directed brokerage agreements

	(479)		--		--

Total waivers and expense reduction

	(34,989)		(3,256)		(33,599)

Net expenses

	575,000		829,288		569,043

Net investment income (loss)

	(78,316)		718,012		(26,355)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:

Net realized gain (loss) on investments and foreign currency transactions

	323,748		7,828,047		2,288,294
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency

	14,375,660		14,745,714		13,819,422

Net realized and unrealized gain (loss) on investments and foreign currency transactions

	14,699,408		22,573,761		16,107,716

Change in net assets resulting from operations

	$14,621,092		$23,291,773		$16,081,361

(1) Net of foreign taxes withheld of $2,885.

(2) Including $5,470 received from affiliated issuers (Note 5).

(3) Net of foreign taxes withheld of $3,792.

(4) Including $8,815 received from affiliated issuers (Note 5).

(5) Net of foreign taxes withheld of $1,142.

(6) Including $2,861 received from affiliated issuers (Note 5).

(7) Net of foreign taxes withheld of $223,097.

(8) Including $46,772 received from affiliated issuers (Note 5).

(9) Including $14,086 received from affiliated issuers (Note 5).

(10) Net of foreign taxes withheld of $52,156.

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF OPERATIONS--continued

International Equity Portfolio

		Intermediate- Term Income Portfolio

			Michigan Tax Free Bond Portfolio

				Prime Obligation Money Market Portfolio

$937,912	(7)	$46,772 (8)	$14,086 (9)	$--
8,519		5,708,130	3,034,510	2,023,455

946,431		5,754,902	3,048,596	2,023,455

439,595		522,201	320,788	488,513
87,240		180,160	110,672	280,895
98,685		11,119	14,635	9,619
30,147		25,653	32,272	61,067
996		1,398	1,196	1,786
11,176		19,337	12,594	36,477
1,825		3,128	2,443	3,877
19,707		39,740	31,109	56,677
3,013		25,536	1,499	31,507
34,888		27,769	34,587	34,879
4,951		11,648	1,708	24,510
6,407		10,686	8,569	12,228
993		2,705	840	1,828

739,623		881,080	572,912	1,043,863

(6,421)		(176,683)	(154,389)	(361,005)
--		--	--	--

(6,421)		(176,683)	(154,389)	(361,005)

733,202		704,397	418,523	682,858

213,229		5,050,505	2,630,073	1,340,597

3,641,559	(10)	(111,169)	(115,489)	--
14,161,431		916,196	(206,674)	--

17,802,990		805,027	(322,163)	--

$18,016,219		$5,855,532	$2,307,910	$1,340,597

STATEMENTS OF CHANGES IN NET ASSETS

Golden Oak® Family of Funds

	Growth Portfolio

			Value Portfolio

	Year Ended January 31, 2004

		Year Ended January 31, 2003

			Year Ended January 31, 2004

				Year Ended January 31, 2003
Increase (Decrease) in Net Assets:

Operations--

Net investment income (loss)

	$(78,316)

		$(126,160)

			$718,012

				$377,197
Net realized gain (loss) on investments

	323,748

		(10,936,213)

			7,828,047

				(8,363,857)
Net change in unrealized appreciation/depreciation of investments

	14,375,660

		(5,303,532)

			14,745,714

				(5,846,647)

Change in net assets resulting from operations

	14,621,092

		(16,365,905)

			23,291,773

				(13,833,307)

Distributions to Shareholders--

Distributions from net investment income:

Institutional Shares

	--

		--

			(609,608)

				(370,322)
Class A Shares

	--

		--

			(44,417)

				(20,501)
Distributions from net realized gain on investments:

Institutional Shares

	--

		--

			--

				--
Class A Shares

	--

		--

			--

				--

Change in net assets resulting from distributions to shareholders

	--

		--

			(654,025)

				(390,823)

Share Transactions--

Proceeds from sale of shares

	7,582,482

		11,878,648

			4,550,282

				22,887,963
Net asset value of shares issued to shareholders in payment of distributions declared

	--

		--

			76,347

				29,613
Cost of shares redeemed

	(11,774,308)

		(8,373,987)

			(16,548,858)

				(23,225,472)

Change in net assets resulting from share transactions

	(4,191,826)

		3,504,661

			(11,922,229)

				(307,896)

Change in net assets

	10,429,266

		(12,861,244)

			10,715,519

				(14,532,026)
Net Assets:

Beginning of period

	45,779,967

		58,641,211

			68,359,797

				82,891,823

End of period

	$56,209,233	$45,779,967	$79,075,316	$68,359,797

Undistributed (distributions in excess of) net investment income included in net assets at end of period

	$--	$--	$72,120	$8,595

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF CHANGES IN NET ASSETS--continued

Golden Oak® Family of Funds

Small Cap Value Portfolio

International Equity Portfolio

Year Ended January 31, 2004

Year Ended January 31, 2003

Year Ended January 31, 2004

Year Ended January 31, 2003
Increase (Decrease) in Net Assets:

Operations--

Net investment income (loss)

$(26,355)

$33,143

$213,229

$(32,930)
Net realized gain (loss) on investments and foreign currency transactions

2,288,294

3,796,630

3,641,559

(6,222,533)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency

13,819,422

(10,009,895)

14,161,431

(1,976,146)

Change in net assets resulting from operations

16,081,361

(6,180,122)

18,016,219

(8,231,609)

Distributions to Shareholders--

Distributions from net investment income:

Institutional Shares

(25,571)

(20,991)

(216,953)

(75,238)
Class A Shares

--

(5)

(2,878)

--
Distributions from net realized gain on investments:

Institutional Shares

(785,945)

(6,237,343)

--

--
Class A Shares

(159,127)

(1,201,677)

--

--

Change in net assets resulting from distributions to shareholders

(970,643)

(7,460,016)

(219,831)

(75,238)

Share Transactions--

Proceeds from sale of shares

3,055,257

11,608,113

5,514,700

17,685,703
Net asset value of shares issued to shareholders in payment of distributions declared

943,452

7,438,223

15,608

7,741
Cost of shares redeemed

(11,872,538)

(15,468,926)

(12,173,402)

(4,106,080)

Change in net assets resulting from share transactions

(7,873,829)

3,577,410

(6,643,094)

13,587,364

Change in net assets

7,236,889

(10,062,728)

11,153,294

5,280,517
Net Assets:

Beginning of period

37,179,127

47,241,855

45,037,140

39,756,623

End of period

$44,416,016

$37,179,127

$56,190,434

$45,037,140

Undistributed (distributions in excess of) net investment income included in net assets at end of period

$--

$12,147

$(55,097)

$--

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF CHANGES IN NET ASSETS--continued

Golden Oak® Family of Funds

	Intermediate-Term Income Fund

			Michigan Tax Free Bond Portfolio

					Prime Obligation Money Market Portfolio

	Year Ended January 31, 2004

		Year Ended January 31, 2003

			Year Ended January 31, 2004

				Year Ended January 31, 2003

					Year Ended January 31, 2004

						Year Ended January 31, 2003
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$5,050,505	$6,125,926	$2,630,073	$3,048,229	$1,340,597	$2,035,684
Net realized gain (loss) on investments	(111,169)	(420,887)	(115,489)	171,583	--	--
Net change in unrealized appreciation/depreciation of investments	916,196	4,104,931	(206,674)	1,082,180	--	--

Change in net assets resulting from operations	5,855,532	9,809,970	2,307,910	4,301,992	1,340,597	2,035,684

Distributions to Shareholders--
Distributions from net investment income:
Institutional Shares	(4,570,471)	(5,682,297)	(2,613,953)	(3,008,131)	(1,265,216)	(1,857,343)
Class A Shares	(470,217)	(443,634)	(23,168)	(29,570)	(74,985)	(178,341)
Distributions from net realized gain on investments:
Institutional Shares	--	--	(50,385)	(178,250)	--	--
Class A Shares	--	--	(464)	(1,801)	--	--

Change in net assets resulting from distributions to shareholders	(5,040,688)	(6,125,931)	(2,687,970)	(3,217,752)	(1,340,201)	(2,035,684)

Share Transactions--
Proceeds from sale of shares	12,654,652	17,740,113	7,280,893	8,125,014	216,897,300	270,682,281
Net asset value of shares issued to shareholders in payment of distributions declared	578,823	557,752	141,733	262,297	251,133	186,478
Cost of shares redeemed	(20,132,813)	(38,062,655)	(12,351,038)	(18,251,555)	(233,031,706)	(261,269,309)

Change in net assets resulting from share transactions	(6,899,338)	(19,764,790)	(4,928,412)	(9,864,244)	(15,883,273)	9,599,450

Change in net assets	(6,084,494)	(16,080,751)	(5,308,472)	(8,780,004)	(15,882,877)	9,599,450
Net Assets:
Beginning of period	106,619,844	122,700,595	66,431,771	75,211,775	160,890,458	151,291,008

End of period	$100,535,350	$106,619,844	$61,123,299	$66,431,771	$145,007,581	$160,890,458

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(32,927)	$(7,405)	$(37,809)	$14,312	$27,175	$(27,095)

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS

Golden Oak® Family of Funds

(For a share outstanding throughout each period.)

Year Ended January 31,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions
Growth Portfolio--Institutional Shares
2000	$16.16	(0.03)	4.75	4.72	--	(3.03)
2001	$17.85	(0.01)	(1.83)	(1.84)	--	(3.02)
2002	$12.99	--	(4.05)	(4.05)	--	(0.23)
2003(3)	$ 8.71	(0.02)	(2.36)	(2.38)	--	--
2004	$ 6.33	(0.01)(4)	2.11	2.10	--	--
Growth Portfolio--Class A Shares
2000	$15.89	(0.06)	4.63	4.57	--	(3.03)
2001	$17.43	(0.03)	(1.80)	(1.83)	--	(3.02)
2002	$12.58	--	(3.95)	(3.95)	--	(0.23)
2003(3)	$ 8.40	(0.04)	(2.27)	(2.31)	--	--
2004	$ 6.09	(0.03)(4)	2.03	2.00	--	--
Value Portfolio--Institutional Shares
2000	$ 9.17	0.03	0.78	0.81	(0.03)	(0.50)
2001	$ 9.45	0.07	0.77	0.84	(0.07)	(0.71)
2002	$ 9.51	0.05	(1.41)	(1.36)	(0.05)	(0.30)
2003(3)	$ 7.80	0.04	(1.40)	(1.36)	(0.04)	--
2004	$ 6.40	0.07	2.26	2.33	(0.07)	--
Value Portfolio--Class A Shares
2000	$ 9.14	0.01	0.77	0.78	(0.01)	(0.50)
2001	$ 9.41	0.05	0.77	0.82	(0.05)	(0.71)
2002	$ 9.47	0.03	(1.41)	(1.38)	(0.03)	(0.30)
2003(3)	$ 7.76	0.02	(1.39)	(1.37)	(0.02)	--
2004	$ 6.37	0.06	2.23	2.29	(0.05)	--
Small Cap Value Portfolio--Institutional Shares
2000(7)	$10.00	0.03	(0.46)	(0.43)	(0.03)	--
2001	$ 9.54	0.07	3.58	3.65	(0.07)	(0.74)
2002	$12.38	0.05	1.66	1.71	(0.06)	(2.15)
2003(3)	$11.88	0.01	(1.64)	(1.63)	(0.01)	(1.94)
2004	$ 8.30	0.00 (4)(9)	3.96	3.96	(0.01)	(0.25)
Small Cap Value Portfolio--Class A Shares
2000(7)	$10.00	0.03	(0.47)	(0.44)	(0.02)	--
2001	$ 9.54	0.04	3.58	3.62	(0.05)	(0.74)
2002	$12.37	0.02	1.66	1.68	(0.03)	(2.15)
2003(3)	$11.87	(0.01)	(1.65)	(1.66)	(0.00)(9)	(1.94)
2004	$ 8.27	(0.03)(4)	3.95	3.92	--	(0.25)
International Equity Portfolio--Institutional Shares
2001(10)	$10.00	--	(1.07)	(1.07)	(0.06)	--
2002	$ 8.87	(0.02)	(2.18)	(2.20)	(0.01)	--
2003(3)	$ 6.66	(0.00)(9)	(1.05)	(1.05)	(0.01)	--
2004	$ 5.60	0.03(4)	2.28	2.31	(0.03)	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Beginning with the year ended January 31, 2003, the Fund was audited by Ernst & Young LLP. The previous years were audited by other auditors.

(4) Based on average shares outstanding.

(5) The expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.10% and 1.35%, respectively, after taking into account these expense reductions.

(6) Represents less than 0.01%.

(7) Reflects operations for the period from September 1, 1999 (date of initial public investment) to January 31, 2000.

(8) Computed on an annualized basis.

			Ratios to Average Net Assets
Total Distributions	Net Asset, Value, end of period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets end of period (000 omitted)	Portfolio Turnover Rate

(3.03)	$17.85	30.67%	1.06%	(0.19)%	0.00%	$65,891	83%
(3.02)	$12.99	(11.35)%	1.06%	(0.34)%	0.00%	$72,825	106%
(0.23)	$ 8.71	(31.18)%	1.11%	(0.33)%	0.00%	$50,663	112%
--	$ 6.33	(27.32)%	1.10%	(0.22)%	0.08%	$40,553	113%
--	$ 8.43	33.18%	1.10%(5)	(0.12)%	0.07%	$49,661	103%

(3.03)	$17.43	30.23%	1.31%	(0.52)%	0.00%	$ 9,835	83%
(3.02)	$12.58	(11.58)%	1.31%	(0.60)%	0.00%	$11,943	106%
(0.23)	$ 8.40	(31.40)%	1.36%	(0.58)%	0.00%	$ 7,978	112%
--	$ 6.09	(27.50)%	1.35%	(0.47)%	0.08%	$ 5,227	113%
--	$ 8.09	32.84%	1.35%(5)	(0.37)%	0.07%	$ 6,548	103%

(0.53)	$ 9.45	8.92%	1.09%	0.36%	0.00%	$59,091	102%
(0.78)	$ 9.51	9.36%	1.06%	0.76%	0.00%	$87,338	152%
(0.35)	$ 7.80	(14.33)%	1.07%	0.56%	0.01%	$74,944	106%
(0.04)	$ 6.40	(17.45)%	1.09%	0.53%	0.05%	$62,346	147%
(0.07)	$ 8.66	36.52%	1.09%	0.99%	0.00%(6)	$71,882	112%

(0.51)	$ 9.41	8.61%	1.34%	0.10%	0.00%	$ 7,138	102%
(0.76)	$ 9.47	9.14%	1.31%	0.52%	0.00%	$ 8,461	152%
(0.33)	$ 7.76	(14.61)%	1.32%	0.32%	0.02%	$ 7,948	106%
(0.02)	$ 6.37	(17.64)%	1.34%	0.27%	0.05%	$ 6,013	147%
(0.05)	$ 8.61	36.05%	1.34%	0.74%	0.00%(6)	$ 7,193	112%

(0.03)	$ 9.54	(4.33)%	1.35%(8)	0.76%(8)	0.20%(8)	$40,554	11%
(0.81)	$12.38	39.30%	1.30%	0.65%	0.03%	$64,896	65%
(2.21)	$11.88	14.64%	1.33%	0.42%	0.03%	$40,235	30%
(1.95)	$ 8.30	(14.28)%	1.35%	0.12%	0.13%	$31,439	30%
(0.26)	$12.00	47.86%	1.35%	(0.02)%	0.08%	$36,945	33%

(0.02)	$ 9.54	(4.42)%	1.60%(8)	0.72%(8)	0.23%(8)	$ 3,305	11%
(0.79)	$12.37	38.88%	1.55%	0.36%	0.03%	$ 5,994	65%
(2.18)	$11.87	14.37%	1.59%	0.13%	0.03%	$ 7,007	30%
(1.94)	$ 8.27	(14.53)%	1.60%	(0.13)%	0.13%	$ 5,740	30%
(0.25)	$11.94	47.55%	1.60%	(0.27)%	0.08%	$ 7,471	33%

(0.06)	$ 8.87	(10.68)%	1.50%(8)	(0.08)%(8)	0.11%(8)	$28,530	69%
(0.01)	$ 6.66	(24.86)%	1.50%	(0.33)%	0.19%	$39,056	120%
(0.01)	$ 5.60	(15.77)%	1.50%	(0.07)%	0.06%	$44,137	100%
(0.03)	$ 7.88	41.10%	1.44%	0.43%	0.01%	$54,810	114%

(9) Represents less than $0.01.

(10) Reflects operations for the period from July 10, 2000 (date of initial public investment) to January 31, 2001.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS

Golden Oak® Family of Funds

(For a share outstanding throughout each period.)

Year Ended January 31,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions	Total Distributions
International Equity Portfolio--Class A Shares
2001(3)	$10.00	(0.03)	(1.06)	(1.09)	(0.06)	--	(0.06)
2002	$ 8.85	--	(2.21)	(2.21)	--	--	--
2003(5)	$ 6.64	(0.01)	(1.05)	(1.06)	--	--	--
2004	$ 5.58	0.01(6)	2.27	2.28	(0.01)	--	(0.01)
Intermediate-Term Income Portfolio--Institutional Shares
2000	$10.32	0.55	(0.97)	(0.42)	(0.55)	--	(0.55)
2001	$ 9.35	0.58	0.58	1.16	(0.58)	--	(0.58)
2002	$ 9.93	0.57	0.10	0.67	(0.57)	--	(0.57)
2003(5)	$10.03	0.55	0.33	0.88	(0.54)	--	(0.54)
2004	$10.37	0.51	0.08	0.59	(0.51)	--	(0.51)
Intermediate-Term Income Portfolio--Class A Shares
2000	$10.31	0.53	(0.96)	(0.43)	(0.53)	--	(0.53)
2001	$ 9.35	0.56	0.56	1.12	(0.55)	--	(0.55)
2002	$ 9.92	0.54	0.11	0.65	(0.54)	--	(0.54)
2003(5)	$10.03	0.51	0.35	0.86	(0.52)	--	(0.52)
2004	$10.37	0.48	0.08	0.56	(0.48)	--	(0.48)
Michigan Tax Free Bond Portfolio--Institutional Shares
2000	$10.33	0.43	(0.61)	(0.18)	(0.43)	--	(0.43)
2001	$ 9.72	0.44	0.44	0.88	(0.45)	(0.01)	(0.46)
2002	$10.14	0.44 (7)	0.10 (7)	0.54	(0.44)	(0.05)	(0.49)
2003(5)	$10.19	0.43 (6)	0.18	0.61	(0.43)	(0.03)	(0.46)
2004	$10.34	0.42	(0.06)	0.36	(0.42)	(0.01)	(0.43)
Michigan Tax Free Bond Portfolio--Class A Shares
2000	$10.33	0.40	(0.61)	(0.21)	(0.40)	--	(0.40)
2001	$ 9.72	0.43	0.44	0.87	(0.43)	(0.01)	(0.44)
2002	$10.15	0.41 (7)	0.10 (7)	0.51	(0.41)	(0.05)	(0.46)
2003(5)	$10.20	0.41 (6)	0.16	0.57	(0.40)	(0.03)	(0.43)
2004	$10.34	0.39	(0.05)	0.34	(0.40)	(0.01)	(0.41)
Prime Obligation Money Market Portfolio--Institutional Shares
2000	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2001	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)
2002	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003(5)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.008	--	0.008	(0.008)	--	(0.008)
Prime Obligation Money Market Portfolio--Class A Shares
2000	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2001	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)
2002	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003(5)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.006	--	0.006	(0.006)	--	(0.006)

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Reflects operations for the period from July 10, 2000 (date of initial public investment) to January 31, 2001.

(4) Computed on an annualized basis.

(5) Beginning with the year ended January 31, 2003, the Fund was audited by Ernst & Young LLP. The previous years were audited by other auditors.

		Ratios to Average Net Assets
Net Asset, Value, end of period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets end of period (000 omitted)	Portfolio Turnover Rate

$ 8.85	(10.90)%	1.75%(4)	(0.66)%(4)	0.18%(4)	$ 478	69%
$ 6.64	(24.97)%	1.75%	(0.52)%	0.19%	$ 701	120%
$ 5.58	(15.96)%	1.75%	(0.32)%	0.06%	$ 900	100%
$ 7.85	40.78%	1.69%	0.12%	0.01%	$ 1,380	114%

$ 9.35	(4.07)%	0.65%	5.70%	0.15%	$147,549	25%
$ 9.93	12.81%	0.65%	6.07%	0.15%	$160,510	16%
$10.03	6.88%	0.65%	5.68%	0.15%	$114,908	10%
$10.37	9.07%	0.65%	5.38%	0.20%	$ 96,001	6%
$10.45	5.77%	0.65%	4.86%	0.17%	$ 91,250	8%

$ 9.35	(4.22)%	0.90%	5.52%	0.15%	$ 6,224	25%
$ 9.92	12.42%	0.90%	5.81%	0.15%	$ 6,740	16%
$10.03	6.73%	0.90%	5.43%	0.15%	$ 7,793	10%
$10.37	8.80%	0.90%	5.11%	0.20%	$ 10,618	6%
$10.45	5.50%	0.90%	4.61%	0.17%	$ 9,285	8%

$ 9.72	(1.79)%	0.65%	4.30%	0.17%	$ 89,445	2%
$10.14	9.29%	0.65%	4.48%	0.17%	$ 88,838	11%
$10.19	5.42%	0.65%	4.33%(7)	0.19%	$ 74,521	0%
$10.34	6.06%	0.65%	4.19%	0.25%	$ 65,760	0%
$10.27	3.57%	0.65%	4.10%	0.24%	$ 60,521	0%

$ 9.72	(2.03)%	0.90%	4.01%	0.17%	$ 215	2%
$10.15	9.19%	0.90%	4.24%	0.18%	$ 729	11%
$10.20	5.15%	0.90%	4.08%(7)	0.19%	$ 691	0%
$10.34	5.70%	0.90%	3.94%	0.25%	$ 672	0%
$10.27	3.31%	0.90%	3.85%	0.24%	$ 602	0%

$ 1.00	5.04%	0.40%	4.91%	0.20%	$114,349	--
$ 1.00	6.26%	0.40%	6.08%	0.20%	$115,659	--
$ 1.00	3.46%	0.40%	3.34%	0.21%	$135,776	--
$ 1.00	1.39%	0.40%	1.38%	0.24%	$147,279	--
$ 1.00	0.84%	0.40%	0.84%	0.22%	$134,346	--

$ 1.00	4.77%	0.65%	4.74%	0.21%	$ 8,578	--
$ 1.00	6.00%	0.65%	5.83%	0.20%	$ 11,994	--
$ 1.00	3.20%	0.65%	3.04%	0.21%	$ 15,515	--
$ 1.00	1.14%	0.65%	1.13%	0.24%	$ 13,638	--
$ 1.00	0.59%	0.65%	0.59%	0.22%	$ 10,661	--

(6) Based on average shares outstanding.

(7) Effective February 1, 2001, the Michigan Tax Free Bond Portfolio adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium and long-term debt securities. The effect of this change for the year ended January 31, 2002, was as follows:

Increase (Decrease)	Net Investment Income per Share	Net Realized Unrealized Gain per Share	Ratio of Net Investment Income to Average Net Assets
Institutional Shares:	--	--	0.01%
Class A Shares:	--	--	0.01%

Per share, ratios and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

Golden Oak® Family of Funds

January 31, 2004

(1) Organization

Golden Oak® Family of Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Investment Objective
Golden Oak® Growth Portfolio ("Growth Portfolio")	Long term total return.
Golden Oak® Value Portfolio ("Value Portfolio")	Long term capital appreciation.
Golden Oak® Small Cap Value Portfolio ("Small Cap Value Portfolio")	Long term capital appreciation.
Golden Oak® International Equity Portfolio ("International Equity Portfolio")	Long term capital appreciation.
Golden Oak® Intermediate-Term Income Portfolio ("Intermediate-Term Income Portfolio")	Current income consistent with limited price volatility.
Golden Oak® Michigan Tax Free Bond Portfolio ("Michigan Tax Free Bond Portfolio")	Current income exempt from both federal and Michigan state income taxes, consistent with preservation of capital.
Golden Oak® Prime Obligation Money Market Portfolio ("Prime Obligation Money Market Portfolio")	Preserve principal value and maintain a high degree of liquidity while providing current income.

The assets of each portfolio are segregated and a shareholder's interest is limited to the Fund in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset backed securities and unlisted securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. With respect to the valuation of foreign securities, trading on foreign exchanges may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days o r less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. The Prime Obligation Money Market Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is each Fund's policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The International Equity Portfolio may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The International Equity Portfolio may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At January 31, 2004, the International Equity Portfolio had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Growth Portfolio
Year Ended January 31

2004

2003
Institutional Shares:

Shares

Amount

Shares

Amount
Shares sold

617,649

$4,519,685

1,390,920

$9,966,000
Shares redeemed

(1,134,477)

(8,361,084)

(801,129)

(5,767,861)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

(516,828)

$(3,841,399)

589,791

$4,198,139

Growth Portfolio
Year Ended January 31

2004

2003
Class A Shares:

Shares

Amount

Shares

Amount
Shares sold

433,594

$3,062,797

284,563

$1,912,648
Shares redeemed

(482,722)

(3,413,224)

(375,864)

(2,606,126)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

(49,128)

$(350,427)

(91,301)

$(693,478)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

(565,956)

$(4,191,826)

498,490

$3,504,661

Value Portfolio
Year Ended January 31

2004

2003
Institutional Shares:

Shares

Amount

Shares

Amount
Shares sold

491,659

$3,475,822

3,154,987

$21,180,517
Shares issued to shareholders in payment of distributions declared

3,906

31,930

1,390

9,128
Shares redeemed

(1,928,375)

(14,580,884)

(3,026,234)

(21,027,722)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

(1,432,810)

$(11,073,132)

130,143

$161,923

Value Portfolio
Year Ended January 31

2004

2003
Class A Shares:

Shares

Amount

Shares

Amount
Shares sold

150,503

$1,074,460

236,757

$1,707,446
Shares issued to shareholders in payment of distributions declared

5,882

44,417

3,285

20,485
Shares redeemed

(264,950)

(1,967,974)

(320,187)

(2,197,750)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

(108,565)

$(849,097)

(80,145)

$(469,819)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

(1,541,375)

$(11,922,229)

49,998

$(307,896)

Small Cap Value Portfolio
Year Ended January 31

2004

2003
Institutional Shares:

Shares

Amount

Shares

Amount
Shares sold

191,294

$1,864,568

928,726

$9,857,211
Shares issued to shareholders in payment of distributions declared

67,900

784,326

690,752

6,236,549
Shares redeemed

(970,414)

(9,833,091)

(1,216,174)

(13,516,360)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

(711,220)

$(7,184,197)

403,304

$2,577,400

Small Cap Value Portfolio
Year Ended January 31

2004

2003
Class A Shares:

Shares

Amount

Shares

Amount
Shares sold

125,390

$1,190,689

155,354

$1,750,902
Shares issued to shareholders in payment of distributions declared

13,813

159,126

133,433

1,201,674
Shares redeemed

(207,706)

(2,039,447)

(184,961)

(1,952,566)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

(68,503)

$(689,632)

103,826

$1,000,010

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

(779,723)

$(7,873,829)

507,130

$3,577,410

International Equity Portfolio
Year Ended January 31

2004

2003
Institutional Shares:

Shares

Amount

Shares

Amount
Shares sold

725,366

$4,506,296

2,594,617

$16,859,175
Shares issued to shareholders in payment of distributions declared

1,670

12,729

241

1,391
Shares redeemed

(1,657,192)

(11,202,397)

(572,402)

(3,656,075)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

(930,156)

$(6,683,372)

2,022,456

$13,204,491

International Equity Portfolio
Year Ended January 31

2004

2003
Class A Shares:

Shares

Amount

Shares

Amount
Shares sold

167,326

$1,008,404

127,666

$826,528
Shares issued to shareholders in payment of distributions declared

379

2,879

1,142

6,350
Shares redeemed

(153,130)

(971,005)

(73,057)

(450,005)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

14,575

$40,278

55,751

$382,873

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

(915,581)

$(6,643,094)

2,078,207

$13,587,364

Intermediate-Term Income Portfolio
Year Ended January 31

2004

2003
Institutional Shares:

Shares

Amount

Shares

Amount
Shares sold

1,015,510

$10,618,340

1,274,323

$12,885,952
Shares issued to shareholders in payment of distributions declared

10,893

113,509

12,227

123,537
Shares redeemed

(1,550,872)

(16,212,498)

(3,485,234)

(35,292,461)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

(524,469)

$(5,480,649)

(2,198,684)

$(22,282,972)

Intermediate-Term Income Portfolio
Year Ended January 31

2004

2003
Class A Shares:

Shares

Amount

Shares

Amount
Shares sold

194,837

$2,036,312

477,197

$4,854,161
Shares issued to shareholders in payment of distributions declared

44,474

465,314

42,709

434,215
Shares redeemed

(374,593)

(3,920,315)

(273,041)

(2,770,194)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

(135,282)

$(1,418,689)

246,865

$2,518,182

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

(659,751)

$(6,899,338)

(1,951,819)

$(19,764,790)

Michigan Tax Free Bond Portfolio
Year Ended January 31

2004

2003
Institutional Shares:

Shares

Amount

Shares

Amount
Shares sold

707,164

$7,273,938

789,622

$8,084,876
Shares issued to shareholders in payment of distributions declared

11,434

118,432

22,485

232,968
Shares redeemed

(1,189,418)

(12,254,508)

(1,761,802)

(18,151,979)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

(470,820)

$(4,862,138)

(949,695)

$(9,834,135)

Michigan Tax Free Bond Portfolio
Year Ended January 31

2004

2003
Class A Shares:

Shares

Amount

Shares

Amount
Shares sold

675

$6,955

3,932

$40,138
Shares issued to shareholders in payment of distributions declared

2,258

23,301

2,849

29,329
Shares redeemed

(9,298)

(96,530)

(9,538)

(99,576)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

(6,365)

$(66,274)

(2,757)

$(30,109)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

(477,185)

$(4,928,412)

(952,452)

$(9,864,244)

Prime Obligation Money Market Portfolio
Year Ended January 31

2004

2003
Institutional Shares:

Shares

Amount

Shares

Amount
Shares sold

206,019,906

$206,019,961

259,247,500

$259,247,414
Shares issued to shareholders in payment of distributions declared

176,273

176,273

2,767

2,767
Shares redeemed

(219,117,395)

(219,117,395)

(247,770,345)

(247,770,345)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS

(12,921,216)

$(12,921,161)

11,479,922

$11,479,836

Prime Obligation Money Market Portfolio
Year Ended January 31

2004

2003
Class A Shares:

Shares

Amount

Shares

Amount
Shares sold

10,877,339

$10,877,339

11,434,867

$11,434,867
Shares issued to shareholders in payment of distributions declared

74,860

74,860

183,711

183,711
Shares redeemed

(13,914,311)

(13,914,311)

(13,498,964)

(13,498,964)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS

(2,962,112)

$(2,962,112)

(1,880,386)

$(1,880,386)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS

(15,883,328)

$(15,883,273)

9,599,536

$9,599,450

(4) Federal Tax Information

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales, passive foreign investment companies (PFICs), post-October losses, non-taxable dividends and discount accretion/premium amortization on debt securities.

For the year ended January 31, 2004 permanent differences identified and reclassified among the components of net assets were as follows:

Fund Name

	Paid-In Capital

		Undistributed Net Investment Income (Loss)

			Accumulated Net Realized Gain (Loss)
Growth Portfolio	$(153,953)	$ 78,316	$ 75,637
Value Portfolio	--	(462)	462
Small Cap Value Portfolio	(6,997)	39,779	(32,782)
International Equity Portfolio	(7,234)	(48,495)	55,729
Intermediate-Term Income Portfolio	--	(35,339)	35,339
Michigan Tax Free Bond Portfolio	(5,090)	(45,073)	50,163
Prime Obligation Money Market Portfolio	(27,095)	26,779	316

Net investment income (losses), net realized gains (losses) as disclosed on the Statements of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended January 31, 2004 was as follows:

	2004
				2003
Fund Name

	Tax-Exempt Income

		Ordinary Income*

			Long-Term Capital Gains

				Tax-Exempt Income

					Ordinary Income*

						Long-Term Capital Gains
Value Portfolio	$ --	$ 654,025	$ --	$ --	$ 390,823	$ --
Small Cap Value Portfolio	--	25,571	945,072	--	474,784	6,985,232
International Equity Portfolio	--	219,831	--	--	75,238	--
Intermediate-Term Income Portfolio	--	5,040,688	--	--	6,125,931	--
Michigan Tax Free Bond Portfolio	2,636,819	--	51,151	3,037,701	--	180,051
Prime Obligation Money Market Portfolio	--	1,340,201	--	--	2,035,684	--

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of January 31, 2004, the components of distributable earnings on a tax basis were as follows:

Fund Name

	Undistributed Ordinary Income

			Undistributed Long-Term Capital Gain

				Unrealized Appreciation (Depreciation)

					Capital Loss Carryforward
Growth Portfolio	$ --		$ --	$ 6,322,600	$33,701,382
Value Portfolio	72,120		--	11,008,186	5,846,099
Small Cap Value Portfolio	172,938		1,245,853	12,553,222	--
International Equity Portfolio	--		--	9,784,675	10,931,215
Intermediate-Term Income Portfolio	304,865		--	8,530,000	2,450,020
Michigan Tax Free Bond Portfolio	161,225	*	--	4,172,524	108,406
Prime Obligation Money Market Portfolio	27,175		--	--	26,779

* Included in this amount is tax-exempt income of $161,225 for Michigan Tax Free Bond Portfolio.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable in part to the deferral of losses from wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, investments in PFICs and discount accretion/premium amortization on debt securities.

For federal income tax purposes, the following amounts apply as of January 31, 2004:

Fund Name

	Cost of Investments

		Unrealized Appreciation

			Unrealized Depreciation

				Net Unrealized Appreciation/ Depreciation
Growth Portfolio	$ 49,972,190	$ 7,771,249	$1,448,649	$ 6,322,600
Value Portfolio	66,548,441	11,369,185	360,999	11,008,186
Small Cap Value Portfolio	31,873,181	13,029,441	476,219	12,553,222
International Equity Portfolio	45,461,624	9,935,208	162,253	9,772,955
Intermediate-Term Income Portfolio	90,927,781	8,613,680	83,680	8,530,000
Michigan Tax Free Bond Portfolio	56,522,290	4,172,524	--	4,172,524
Prime Obligation Money Market Portfolio	145,328,905	--	--	--

At January 31, 2004, the Funds had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	2005

		2008

			2009

				2010

					2011

						2012

							Total
Growth Portfolio	$ --	$ --	$ --	$20,818,342	$11,919,736	$963,304	$33,701,382
Value Portfolio	--	--	--	--	5,846,099	--	5,846,099
International Equity Portfolio	--	--	--	6,562,411	4,368,804	--	10,931,215
Intermediate-Term Income Portfolio	--	136,273	1,813,807	--	--	499,940	2,450,020
Michigan Tax Free Bond Portfolio	--	--	--	--	--	108,406	108,406
Prime Obligation Money Market Portfolio	11,311	2,159	2,257	11,052	--	--	26,779

Under current tax regulations, capital losses and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2003, for federal income tax purposes, post October losses as follow were deferred to February 1, 2004.

Fund Name

Capital Loss

Currency Loss
International Equity Portfolio

$ --

$2,939
Intermediate-Term Income Portfolio

394

--

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

CB Capital Management, Inc. (a wholly owned subsidiary of Citizens Bank) is the Funds' investment adviser (the "Adviser"), and receives for its services an annual investment adviser fee equal to a percentage of each Fund's average daily net assets as follows:

Fund Name	Annual Rate
Growth Portfolio	0.34%
Value Portfolio	0.29% on first $50 million; 0.39% on next $50 million; and 0.34% on assets over $100 million.
Small Cap Value Portfolio	0.34%
International Equity Portfolio	0.30%
Intermediate-Term Income Portfolio	0.50%
Michigan Tax Free Bond Portfolio	0.50%
Prime Obligation Money Market Portfolio	0.225% on first $500 million; and 0.28% on assets over $500 million.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at it sole discretion.

Sub-Adviser Fee

Nicholas-Applegate Capital Management ("Nicholas-Applegate") is the Sub-Adviser to the Growth Portfolio, and receives for its services an allocable portion of the adviser fee that the Adviser receives from the Growth Portfolio. Nicholas-Applegate is paid by the Fund as follows: 0.40% of average daily net assets.

Systematic Financial Management, L.P. ("Systematic") is the Sub-Adviser to the Value Portfolio and Small Cap Value Portfolio, and receives for its services an allocable portion of the adviser fee that the Adviser receives from the Value Portfolio and Small Cap Value Portfolio. Systematic is paid by the Funds as follows:

Fund Name	Annual Rate
Value Portfolio	0.45% on the first $50 million average daily net assets; 0.35% on the next $50 million average daily net assets; and 0.40% on average daily net assets over $100 million.
Small Cap Value Portfolio	0.65% of average daily net assets

BlackRock International, Ltd. ("BIL") is the Sub-Adviser to the International Equity Portfolio, and receives for its services an allocable portion of the adviser fee that the Adviser receives from the International Equity Portfolio. BIL is paid by the Fund as follows: 0.60% on the first $35 million average daily net assets; 0.50% on the next $65 million average daily net assets; and 0.40% on average daily net assets over $100 million.

Wellington Management Company, LLP ("Wellington Management") is the Sub-Adviser of the Prime Obligation Money Market Portfolio and receives for its services an allocable portion of the adviser fee that the Adviser receives from the Prime Obligation Money Market Portfolio. Wellington Management is paid by the Fund as follows: 0.075% on the first $500 million of average daily net assets and 0.02% on average daily net assets over $500 million.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.125% to 0.075% of the average aggregate daily net assets of the Funds, subject to a $50,000 minimum per Fund and $10,000 per each additional share class. CB Capital Management, Inc. ("CB Capital Management") provides sub-administrative services to the Funds. The fee paid to the CB Capital Management is based on a scale that ranges from 0.0475% to 0.0975% of the average aggregate daily net assets of the Funds. FServ or CB Capital Management may voluntarily choose to waive a portion of their fee. FServ or CB Capital Management can modify or terminate this voluntary waiver at any time at their sole discretion.

Distribution Fee

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc., ("Edgewood") the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses of up to 0.25% of the average daily net assets annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the fiscal year ended January 31, 2004, Edgewood, the principal distributor, retained $193 and $5 in sales charges from the sales of Class A Shares of Small Cap Value Portfolio and Michigan Tax-Free Bond Portfolio, respectively. See "How To Purchase Portfolio Shares" in the prospectus.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Other Affiliated Parties and Transactions

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds' distributor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Fund Name	Affiliated Fund Name

Income from Affiliated Issuer
Growth Portfolio

Prime Value Obligations Fund

$5,470
Value Portfolio

Prime Value Obligations Fund

$8,815
Small Cap Value Portfolio

Prime Value Obligations Fund

$2,861
Intermediate-Term Income Portfolio

Prime Value Obligations Fund

$46,772
Michigan Tax Free Bond Portfolio

Municipal Obligations Fund

$14,086

Expense Reduction

The Growth Portfolio directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. For the year ended January 31, 2004, the Growth Portfolio's expenses were reduced by $479 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended January 31, 2004, were as follows:

Fund Name

	Purchases

		Sales
Growth Portfolio

	$51,507,562	$54,090,839
Value Portfolio

	81,459,267	93,543,795
Small Cap Value Portfolio

	13,362,960	22,526,509
International Equity Portfolio

	55,721,760	61,309,830
Intermediate-Term Income Portfolio

	994,350	6,402,945
Michigan Tax Free Bond Portfolio

	302,862	6,548,694

(7) Concentration of Credit Risk

Since Michigan Tax-Free Bond Portfolio invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at January 31, 2004, 62.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 15.6% of total investments.

Additionally, the Funds may invest a portion of its assets in securities of companies that are deemed by the Funds' management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

The International Equity Portfolio invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At January 31, 2004, the diversification of industries of non-U.S. issuers in the International Equity Portfolio was as follows:

Industry	Percentage of Total Net Assets
Automobiles & Components

2.2%
Banks

11.2%
Capital Goods

11.3%
Commercial Services & Supplies

0.9%
Consumer Durables & Apparel

1.7%
Diversified Services

5.9%
Energy

6.1%
Food & Staples Retailing

2.0%
Food, Beverage & Tobacco

3.2%
Healthcare Equipment & Services

1.1%
Hotels, Restaurants & Leisure

1.4%
Insurance

5.5%
Materials

8.9%
Media

6.6%
Pharmaceuticals & Biotechnology

5.8%
Real Estate

3.9%
Retailing

4.0%
Semiconductors & Semiconductor Equipment

0.9%
Technology Hardware & Equipment

3.9%
Telecommunication Services

6.0%
Transportation

0.8%
Unassigned

2.4%
Utilities

2.7%

(8) Federal Tax Information (Unaudited)

For the year ended January 31, 2004, the amount of long-term capital gain designated by the Small Cap Value Portfolio and Michigan Tax Free Bond Portfolio were $945,072 and $51,151, respectively. The remaining Funds did not designate any long-term capital gain dividends for the year ended January 31, 2004.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended January 31, 2004, the percentages qualify for the dividend received deduction available to corporate shareholders are as follows:

Value Portfolio	99.96%

For the fiscal year ended January 31, 2004, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Value Portfolio	100.00%
International Equity Portfolio	100.00%

If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.

For the fiscal year ended January 31, 2004, the International Equity Portfolio derived $1,056,123 of gross income from foreign sources and paid foreign taxes of $223,097.

At January 31, 2004, 99.72% of the distributions from net investment income paid by the Michigan Tax Free Bond Portfolio is exempt from federal income tax, other than the federal AMT.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of
Golden Oak® Family of Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Golden Oak® Family of Funds (the "Trust"), comprising, respectively, the Golden Oak® Growth, Golden Oak® Value, Golden Oak® Small Cap Value, Golden Oak® International Equity, Golden Oak® Intermediate-Term Income, Golden Oak® Michigan Tax Free Bond and Golden Oak® Prime Obligation Money Market Portfolios, as of January 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended January 31, 2002 were audited by other auditors whose report, dated March 14, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Golden Oak® Family of Funds at January 31, 2004, the results of their operations for the year then ended, the changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young

Boston, Massachusetts
March 5, 2004

BOARD OF TRUSTEES AND TRUST OFFICERS

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are "interested persons" of the Trust (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The Golden Oak® Family of Funds complex consists of seven investment company portfolios. Unless otherwise noted, each Board member oversees all Portfolios in the Golden Oak® Family® of Funds complex; serves for indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Federated Investors Fund Complex--138 portfolios; and WesMark Funds--five portfolios. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-545-6331.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 2002

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 EXECUTIVE VICE PRESIDENT AND TRUSTEE Began serving: May 2002

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania, Passport Research, Ltd. and Passport Research II, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: May 2002

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by Federated Securities Corp., which is a subsidiary of Federated Investors, Inc.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: May 2002

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail N. Naples, FL TRUSTEE Began serving: May 2002

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: May 2002

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Anderson Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: May 2002

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: May 2002

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: May 2002

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: May 2002

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: May 2002

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/
Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: May 2002

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Positions

Charles L. Davis, Jr. Birth Date: March 23, 1960 PRESIDENT November 11, 2003

Principal Occupations: Vice President, Managing Director of Mutual Fund Services, Federated Services Company; and Vice President, Edgewood Services, Inc.

Previous Positions: President, Federated Clearing Services; and Director, Business Development, Mutual Fund Services, Federated Services Company.

John W. McGonigle Birth Date: October 26, 1938 SECRETARY May 17, 2002

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

George M. Polatas Birth Date: March 3, 1962 VICE PRESIDENT February 12, 2004	Principal Occupation: Assistant Vice President, Federated Services Company; and Vice President and Assistant Treasurer of various Funds distributed by Edgewood Services, Inc.

Judith J. Mackin Birth Date: May 30, 1960 VICE PRESIDENT May 17, 2002	Principal Occupation: Vice President, Federated Services Company; and Vice President and Assistant Treasurer of various Funds distributed by Edgewood Services, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER May 17, 2002

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

VOTING PROXIES ON PORTFOLIO SECURITIES

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to securities held in their portfolio is available, without charge and upon request, by calling 1-800-545-6331. This information is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov

Cusip 38113Q 10 6
Cusip 38113Q 20 5
Cusip 38113Q 40 3
Cusip 38113Q 30 4
Cusip 38113Q 50 2
Cusip 38113Q 60 1
Cusip 38113Q 80 9
Cusip 38113Q 70 0
Cusip 38113Q 88 2
Cusip 38113Q 87 4
Cusip 38113Q 85 8
Cusip 38113Q 86 6
Cusip 38113Q 84 1
Cusip 38113Q 83 3

[Logo of Golden Oak Family of Funds]

Investment Adviser CB Capital Management, Inc.
(a wholly owned subsidiary of Citizens Bank).
Edgewood Services Inc., Distributor

28329 (3/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $85,000

                  Fiscal year ended 2003 - $85,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)          Tax Fees billed to the registrant for the two most recent
             fiscal years:

                  Fiscal year ended 2004 - $26,000

                  Fiscal year ended 2003 - $26,000

            Preparation of taxable income calculation, excise tax
            distributable amount, preparation of Form 1120-RIC and Form
            8613 and year end shareholder tax reporting.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most
            recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)  NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment  adviser that provides  ongoing services to the registrant:

            Fiscal year ended 2004 - $26,000

            Fiscal year ended 2003 - $26,000

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Golden Oak Family of Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
                          (insert name and title)

Date        March 26, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr., Principal Executive Officer
Date        March 26, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 26, 2004